UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
International Classic Value Fund

Annual Report
12.31.07

Discussion of Fund performance

By Pzena Investment Management, LLC

In 2007, international stocks posted double-digit gains for the fifth consecutive year. Most of the advance occurred in the first half of the year, whereas a meltdown in the U.S. subprime lending industry and a slowing U.S. economy led to more subdued performance in the last six months. Emerging markets generated the best results, while Pacific Rim countries produced the highest returns among developed markets. As growth stocks substantially outperformed value in 2007, the valuation spread between the broad international market and its most undervalued segment widened dramatically after several years at very narrow levels.

“In 2007, international stocks
posted double-digit gains for
the fifth consecutive year.”

For the year ended December 31, 2007, John Hancock International Classic Value Fund’s Class A, Class B, Class C, Class I and Class NAV shares posted total returns of –8.29%, –8.91%, –8.84%, –7.85% and –7.79%, respectively, at net asset value. By comparison, the average foreign large value fund returned 9.01%, according to Morningstar, Inc., and the MSCI EAFE Index returned 11.17% .

The Fund lagged its benchmark index in 2007. More than one third of the portfolio was invested in financial stocks, the only sector within the MSCI EAFE Index to decline in 2007. Japanese consumer finance company Takefuji Corp., which we sold in the period, was the weakest performer in this sector, along with Japanese bank Mitsubishi UFJ Financial Group, Inc. and British financial services firm Royal Bank of Scotland Group Plc.

Other notable decliners in the portfolio included Hong Kong-based electric motor manufacturer Johnson Electric Holdings Ltd., Swiss specialty chemicals producer Clariant AG and French telecommunications equipment maker Alcatel-Lucent.

Utilities stocks generated strong returns, and our top performer was Greek utility Public Power Corp. Positions in Asian automakers (Japanese auto parts maker Aisin Seiki, which we sold, and Korean car manufacturer Hyundai Motor Co.) and European defense stocks (Finmeccanica SpA in Italy and Thales SA in France) also added value.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International Classic Value Fund | Annual report

6

A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	2-28-06	–12.87%	—	—	–1.70%	–12.87%	—	—	–3.10%

B	2-28-06	–13.34	—	—	–1.63	–13.34	—	—	–2.98

C	2-28-06	–9.72	—	—	0.44	–9.72	—	—	0.82

I1	2-28-06	–7.85	—	—	1.47	–7.85	—	—	2.73

NAV[1]	12-28-06	–7.79	—	—	–7.63	–7.79	—	—	–7.71

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-08. The net expenses are as follows: Class A — 1.52%, Class B — 2.22%, Class C — 2.22%, Class I — 1.17%, Class NAV — 1.11% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.67%, Class B — 3.37%, Class C — 3.37%, Class I — 2.32%, Class NAV — 1.59% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

Annual report | International Classic Value Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Classic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-06	$10,092	$9,702	$13,262

C2	2-28-06	10,082	10,082	13,262

I3	2-28-06	10,273	10,273	13,262

NAV[3]	12-28-06	9,229	9,229	11,140

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of December 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

International Classic Value Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$884.30	$7.49

Class B	1,000.00	881.20	10.80

Class C	1,000.00	881.90	10.81

Class I	1,000.00	886.20	5.51

Class NAV	1,000.00	885.70	4.97

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Classic Value Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,017.26	$8.02

Class B	1,000.00	1,013.72	11.56

Class C	1,000.00	1,013.72	11.56

Class I	1,000.00	1,019.86	5.85

Class NAV	1,000.00	1,019.93	5.33

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.58%, 2.28%, 2.28%, 1.16% and 1.05% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

International Classic Value Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]
Mitsubishi UFJ Financial Group, Inc.	4.5%	Vivendi Universal SA	3.6%

Koninklijke (Royal) Philips Electronics NV	4.2%	Royal Bank of Scotland Group Plc	3.4%

ING Groep NV	4.0%	HSBC Holdings Plc	3.4%

Unilever NV — CVA	3.7%	Amcor Ltd.	3.3%

Telefonaktiebolaget LM Ericsson (B Shares)	3.7%	Credit Agricole SA	3.3%

Sector distribution[1]
Financials	38%	Health care	3%

Consumer discretionary	19%	Energy	2%

Industrials	15%	Utilities	1%

Information technology	13%	Other	3%

Materials	6%

1 As a percentage of net assets on December 31, 2007.

Annual report | International Classic Value Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule contains one main category: common stocks. Common stocks are further broken down by country.

Issuer	Shares	Value

Common stocks 97.60%		$27,527,579
(Cost $28,448,883)

Australia 3.30%		931,636

Amcor Ltd. (Paper Packaging)	153,550	931,636

Bermuda 5.27%		1,485,458

RenaissanceRe Holdings Ltd. (Reinsurance)	14,825	893,058

XL Capital Ltd. (Class A) (Property & Casualty Insurance)	11,775	592,400

Canada 1.42%		400,139

Magna International, Inc. (Class A) (Auto Parts & Equipment)	4,975	400,139

France 8.89%		2,508,784

Credit Agricole SA (Diversified Banks)	27,222	918,370

Thales SA (Aerospace & Defense)	9,800	583,770

Vivendi Universal SA (Movies & Entertainment)	21,925	1,006,644

Greece 1.00%		282,007

Public Power Corp. (Electric Utilities)	5,375	282,007

Hong Kong 3.16%		889,965

Johnson Electric Holdings Ltd. (Electrical Components & Equipment)	1,633,725	889,965

Ireland 1.61%		453,439

Kerry Group Plc (Class A) (Packaged Foods & Meats)	14,200	453,439

Italy 3.02%		851,030

Finmeccanica SpA (Aerospace & Defense)	26,525	851,030

Japan 18.27%		5,154,098

Brother Industries Ltd. (Office Electronics)	62,200	800,761

Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	135,375	1,276,576

Nippon Television Network Corp. (Broadcasting & Cable TV)	2,300	306,822

Ricoh Co., Ltd. (Office Electronics)	44,000	803,279

Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	113	836,231

Sumitomo Rubber Industries, Ltd. (Tires & Rubber)	64,250	562,801

USS Co., Ltd. (Automotive Retail)	9,140	567,628

Netherlands 14.65%		4,130,604

Aegon NV (Life & Health Insurance)	43,757	771,801

ING Groep NV (Other Diversified Financial Services)	28,700	1,118,308

Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	27,700	1,186,953

Unilever NV — CVA (Packaged Foods & Meats)	28,675	1,053,542

See notes to financial statements

International Classic Value Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Norway 2.09%		$588,704

DnB NOR ASA (Diversified Banks)	38,700	588,704

Puerto Rico 1.92%		542,721

Popular, Inc. (Regional Banks)	51,200	542,721

South Korea 7.15%		2,016,127

Hyundai Motor Co. (Automobile Manufacturers)	4,200	318,319

Kookmin Bank (Diversified Banks)	9,025	665,269

Korea Electric Power Corp. (Electric Utilities)	10,910	458,754

Samsung Electronics Co., Ltd. (Semiconductors)	975	573,785

Sweden 3.64%		1,028,626

Telefonaktiebolaget LM Ericsson (B Shares) (Communications Equipment)	439,475	1,028,626

Switzerland 2.88%		811,288

Clariant AG (Specialty Chemicals)	87,875	811,288

United Kingdom 19.33%		5,452,953

Aviva Plc (Multi-Line Insurance)	51,800	690,363

British Sky Broadcasting Group Plc (Broadcasting & Cable TV)	35,350	434,833

Compass Group Plc (Restaurants)	126,100	769,458

GlaxoSmithKline Plc. (Pharmaceuticals)	35,625	904,753

HSBC Holdings Plc (Diversified Banks)	56,976	959,734

Rentokil Initial Plc (Environmental & Facilities Service)	305,825	729,413

Royal Bank of Scotland Group Plc (Diversified Banks)	109,225	964,399

Total investments (Cost $28,448,883) 97.60%		$27,527,579

Other assets and liabilities, net 2.40%		$676,720

Total net assets 100.00%		$28,204,299

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Annual report | International Classic Value Fund

13

F I N A N C I A L

S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $28,448,883)	$27,527,579
Cash	641,895
Receivable for shares sold	97,935
Dividends and interest receivable	67,800
Receivable from affiliates	186,568
Total assets	28,521,777

Liabilities

Foreign currency due to custodian at value (cost $25)	25
Payable for shares repurchased	43,717
Payable to affiliates
Management fees	25,739
Distribution and service fees	1,347
Other	8,459
Other payables and accrued expenses	238,191
Total liabilities	317,478

Net assets

Capital paid-in	29,901,202
Accumulated net realized loss on investments and foreign currency transactions	(784,445)
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(919,683)
Undistributed net investment income	7,225
Net assets	$28,204,299

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($12,821,401 ÷ 1,312,454 shares)	$9.77
Class B ($1,157,347 ÷ 118,839 shares)[1]	$9.74
Class C ($3,044,224 ÷ 312,977 shares)[1]	$9.73
Class I ($4,499,817 ÷ 459,474 shares)	$9.79
Class NAV ($6,681,510 ÷ 685,623 shares)	$9.75

Maximum offering price per share

Class A2 ($9.77 ÷ 95%)	$10.28

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Classic Value Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $58,889)	$852,172
Interest	29,082
Total investment income	881,254

Expenses

Investment management fees (Note 3)	353,455
Distribution and service fees (Note 3)	115,507
Transfer agent fees (Note 3)	44,750
Accounting and legal services fees (Note 3)	3,632
Blue sky fees	101,554
Custodian fees	25,787
Printing fees	25,155
Professional fees	23,384
Trustees’ fees	1,248
Miscellaneous	25,637

Total expenses	720,109
Less expense reductions (Note 3)	(186,861)

Net expenses	533,248

Net investment income	348,006

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	204,873
Foreign currency transactions	(61,038)
143,835
Change in net unrealized appreciation (depreciation) of
Investments	(3,060,923)
Translation of assets and liabilities in foreign currencies	1,534
(3,059,389)
Net realized and unrealized loss	(2,915,554)

Decrease in net assets from operations	($2,567,548)

See notes to financial statements

Annual report | International Classic Value Fund

15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	12-31-06[1]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$64,884	$348,006
Net realized gain	217,162	143,835
Change in net unrealized appreciation (depreciation)	2,139,706	(3,059,389)

Increase (decrease) in net assets resulting from operations	2,421,752	(2,567,548)

Distributions to shareholders
From net investment income
Class A	(60,059)	(124,033)
Class B	(3,408)	(2,538)
Class C	(11,356)	(6,886)
Class I	(7,714)	(65,900)
Class NAV	—	(120,035)
From net realized gain
Class A	(100,835)	(318,853)
Class B	(6,903)	(29,611)
Class C	(23,001)	(80,346)
Class I	(11,879)	(114,863)
Class NAV	—	(158,150)
	(225,155)	(1,021,215)
From Fund share transactions (Note 4)	25,090,869	4,505,596

Total increase	27,287,466	916,833

Net assets

Beginning of year	—	27,287,466
End of year[2]	$27,287,466	$28,204,299

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Includes undistributed (distributions in excess of) net investment income of ($0) and $7,225, respectively.

See notes to financial statements

International Classic Value Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.03
Net investment income[2]	0.05	0.12
Net realized and unrealized
gain (loss) on investments	1.08	(1.03)
Total from investment operations	1.13	(0.91)
Less distributions
From net investment income	(0.04)	(0.10)
From net realized gain	(0.06)	(0.25)
	(0.10)	(0.35)
Net asset value, end of period	$11.03	$9.77
Total return[3,4] (%)	11.25[5]	(8.29)

Ratios and supplemental data

Net assets, end of period
(in millions)	$19	$13
Ratio of net expenses to average
net assets (%)	1.52[6]	1.58[7]
Ratio of gross expenses to average
net assets[8] (%)	2.67[6]	2.13
Ratio of net investment income
to average net assets (%)	0.60[6]	1.08
Portfolio turnover (%)	20[5]	53

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

8 Does not take into consideration expense reductions during the period shown.

See notes to financial statements

Annual report | International Classic Value Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance
Net asset value, beginning of period	$10.00	$10.99
Net investment income (loss)[2]	(0.01)	0.04
Net realized and unrealized
gain (loss) on investments	1.09	(1.02)
Total from investment operations	1.08	(0.98)
Less distributions
From net investment income	(0.03)	(0.02)
From net realized gain	(0.06)	(0.25)
	(0.09)	(0.27)
Net asset value, end of period	$10.99	$9.74
Total return[3,4] (%)	10.79[5]	(8.91)

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1
Ratio of net expenses to average
net assets (%)	2.22[6]	2.28[7]
Ratio of gross expenses to average
net assets[8] (%)	3.37[6]	2.84
Ratio of net investment income
(loss) to average net assets (%)	(0.17)[6]	0.33
Portfolio turnover (%)	20[5]	53

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

8 Does not take into consideration expense reductions during the period shown.

See notes to financial statements

International Classic Value Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance
Net asset value, beginning of period	$10.00	$10.97
Net investment income (loss)[2]	(0.02)	0.04
Net realized and unrealized
gain (loss) on investments	1.08	(1.01)
Total from investment operations	1.06	(0.97)
Less distributions
From net investment income	(0.03)	(0.02)
From net realized gain	(0.06)	(0.25)
	(0.09)	(0.27)
Net asset value, end of period	$10.97	$9.73
Total return[3,4] (%)	10.59[5]	(8.84)

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$3
Ratio of net expenses to average
net assets (%)	2.22[6]	2.28[7]
Ratio of gross expenses to average
net assets[8] (%)	3.37[6]	2.83
Ratio of net investment income
(loss) to average net assets (%)	(0.28)[6]	0.35
Portfolio turnover (%)	20[5]	53

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

8 Does not take into consideration expense reductions during the period shown.

See notes to financial statements

Annual report | International Classic Value Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.05
Net investment income[2]	0.06	0.15
Net realized and unrealized
gain (loss) on investments	1.09	(1.01)
Total from investment operations	1.15	(0.86)
Less distributions
From net investment income	(0.04)	(0.15)
From net realized gain	(0.06)	(0.25)
	(0.10)	(0.40)
Net asset value, end of period	$11.05	$9.79
Total return[3,4] (%)	11.48[5]	(7.85)

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$4
Ratio of net expenses to average
net assets (%)	1.17[6]	1.16[7]
Ratio of gross expenses to average
net assets[8] (%)	2.32[6]	1.71
Ratio of net investment income
to average net assets (%)	0.70[6]	1.41
Portfolio turnover (%)	20[5]	53

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

8 Does not take into consideration expense reductions during the period shown.

See notes to financial statements

International Classic Value Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance
Net asset value, beginning of period	$11.04	$11.05
Net investment income (loss)[2]	(0.00)[3]	0.15
Net realized and unrealized
gain (loss) on investments	0.01	(1.01)
Total from investment operations	0.01	(0.86)
Less distributions
From net investment income	—	(0.19)
From net realized gain	—	(0.25)
	—	(0.44)
Net asset value, end of period	$11.05	$9.75
Total return[4] (%)	0.09[6]	(7.79)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	$7
Ratio of net expenses to average
net assets (%)	0.94[8]	1.11
Ratio of gross expenses to average
net assets (%)	0.94[8]	1.66[9]
Ratio of net investment income
(loss) to average net assets (%)	(0.94)[8]	1.37
Portfolio turnover (%)	20[10]	53

1 Beginning of operations from 12-28-06 to 12-31-06. Class NAV did not participate in distributions of net investment income and net realized gain since it began operations after ex-date.

2 Based on the average of the shares outstanding.

3 Less than ($0.01) per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less that $500,000

8 Annualized.

9 Does not take into consideration expense reductions during the period shown.

10 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

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Notes to financial statements

Note 1
Organization

John Hancock International Classic Value Fund (the Fund) is a non-diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied

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procedures established by and under the general supervision of the Board of Trustees.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes.

Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

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Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on December 31, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $651,880 and net currency losses of $866 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on January 1, 2008, the first day of the Fund’s next taxable year.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $225,155. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $680,208 and long-term capital gain $341,007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

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Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to foreign currency transactions and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.05% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 1.00% of the Fund’s daily net asset value in excess of $1,000,000,000. The effective management fee rate is 1.05% of the Fund’s average daily net asset value for the year ended December 31, 2007. The Adviser has a subadvisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.11% of the Fund’s average daily net asset value, on an annual basis, and total operating expenses of Class A shares to 1.71% and Class B and Class C shares to 2.41% of the net asset value of each respective class, until April 30, 2008. Accordingly, the expense reductions related to these total expense limitations amounted to $186,200 and there were no class-specific total expense reductions during the year ended December 31, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $56,759 with regard to sales of Class A shares. Of this amount, $9,081 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $46,484 was paid as sales commissions to unrelated broker-dealers and $1,194 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $711 for Class B shares and $2,205 for Class C shares.

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The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. Signature Services had agreed to limit Class A, Class B, Class C transfer agent fee to 0.30% of each respective class’s average daily net asset value until April 30, 2008. There were no transfer agent fee reductions during the year ended December 31, 2007.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $661 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$32,136	$56,702
Class B	2,574	14,623
Class C	7,586	44,182
Class I	2,454	—
Total	$44,750	$115,507

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $3,632 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended December 31, 2006 and the year ended December 31, 2007, along with the corresponding dollar value.

	Period ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,841,086	$18,672,420	718,876	$7,804,742
Distributions reinvested	13,328	145,812	40,438	403,973
Repurchased	(105,230)	(1,100,406)	(1,196,044)	(13,220,863)
Net increase (decrease)	1,749,184	$17,717,826[1]	(436,730)	($5,012,148)

Class B shares

Sold	142,677	$1,472,282	65,095	$722,072
Distributions reinvested	892	9,715	3,108	30,955
Repurchased	(26,609)	(273,766)	(66,324)	(723,741)
Net increase	116,960	$1,208,231[1]	1,879	$29,286

Class C shares

Sold	421,668	$4,217,540	112,586	$1,248,233
Distributions reinvested	2,978	32,433	8,462	84,196
Repurchased	(31,424)	(306,923)	(201,293)	(2,164,829)
Net increase (decrease)	393,222	$3,943,050[1]	(80,245)	($832,400)

Class I shares

Sold	220,721	$2,247,000	508,810	$5,702,968
Distributions reinvested	1,758	19,286	14,270	142,848
Repurchased	(19,724)	(204,524)	(266,361)	(2,887,957)
Net increase	202,755	$2,061,762[1]	256,719	$2,957,859

Class NAV shares

Sold	14,478	$160,000	657,918	$7,242,225
Distributions reinvested	—	—	27,958	278,185
Repurchased	—	—	(14,731)	(157,411)

Net increase	14,478	$160,000[2]	671,145	$7,362,999

Net increase	2,476,599	$25,090,869	412,768	$4,505,596

1Beginning of operations from 2-28-06 to 12-31-06.

2Beginning of operations from 12-28-06 to 12-31-06.

Note 5
Purchase and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $21,957,286 and $17,172,369, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $28,581,448. Gross unrealized appreciation and depreciation of investments aggregated $1,567,066 and $2,620,935, respectively, resulting in net unrealized depreciation of $1,053,869. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and Shareholders of John Hancock International Classic Value Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Classic Value Fund (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $645,744 as a long-term capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock International
Classic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock International Classic Value Fund (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, (ii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iii) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (iv) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (v) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vi) the background and experience of senior management and investment professionals, and (vii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and, in particular, the Subadviser. The Board met with representatives of the Subadviser that were responsible for the daily investment activities of the Fund. The Board considered the representatives’ history

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and experience with the Fund. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than one year of operational history as of December 31, 2006; therefore, the Board did not receive a comparative analysis of the Fund’s performance from Morningstar. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category. The Board favorably considered the impact of continuing fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

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Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to an additional breakpoint to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

International Classic Value Fund | Annual report

32

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Annual report | International Classic Value Fund

33

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

International Classic Value Fund | Annual report

34

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | International Classic Value Fund

35

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

International Classic Value Fund | Annual report

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Pzena Investment	John Hancock Signature	Independent registered public
Management, LLC	Services, Inc.	accounting firm
120 West 45th Street,	P.O. Box 9510	PricewaterhouseCoopers LLP
20th Floor	Portsmouth, NH 03802-9510	125 High Street
New York, NY 10036		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual Report | International Classic Value Fund

37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Classic Value Fund	1900A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus	2/08

John Hancock
MUTUAL FUNDS

John Hancock
Core Equity Fund

Annual Report
12.31.07

Discussion of Fund performance

By Independence Investments LLC

While the stock market began the year in promising fashion, a worsening of the sub-prime mortgage crisis in the second half of the year resulted in the market giving back some of its first-half gains and undermined hopes for a year-end rally. Additionally, the second half of 2007 featured lackluster consumer spending and crude oil prices near $100 per barrel. Despite several cuts in short-term interest rates by the Federal Reserve Board, the mood at year-end was sober, and the media was filled with talk of a possible recession. Against this backdrop, the Fund’s benchmark, the Russell 1000 Index, returned 5.77% for the 12 months ended December 31, 2007.

“While the stock market began
the year in promising fashion,
a worsening of the subprime
mortgage crisis in the second
half of the year resulted in the
market giving back some of its
first-half gains…”

During the past year, John Hancock Core Equity Fund’s Class A, Class B, Class C and Class I shares returned 3.27%, 2.52%, 2.55% and 3.38%, respectively, at net asset value. The technology sector detracted most from the Fund’s performance. For example, printer maker Lexmark International, Inc. suffered from disappointing sales growth and we eliminated the position. Not owning enough of Internet search and online ad provider Google, Inc. also hurt, as did J.C. Penney Co., Inc. and Kohl’s Corp., which both lowered their earnings guidance in November. Given the deteriorating retail environment, we sold both stocks. In financials, Citigroup, Inc., Freddie Mac and Wachovia Corp. were victims of the subprime crisis. We sold Freddie Mac but held on to the other two. Conversely, stock selection in basic materials, utilities and energy had a positive impact on the Fund’s performance, along with a modest overweighting in energy. Agricultural equipment maker AGCO Corp. was a key contributor, riding strong demand for farm equipment. Both aluminum producer Alcan Inc. and Lyondell Chemical Co. were bought by other companies. In the energy sector, Occidental Petroleum Corp. was a standout, along with power utility Constellation Energy Group Inc., which we sold to nail down profits. Lastly, cellular handset maker Nokia Corp. performed well.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Core Equity Fund | Annual report

6

A look at performance

For the periods ended December 31, 2007

		Average annual returns			Cumulative total returns
		with maximum sales charge (POP)			with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	6-10-91	–1.89%	9.98%	3.98%	—	–1.89%	60.90%	47.75%	—

B	9-7-95	–2.48	10.05	3.93	—	–2.48	61.45	47.06	—

C	5-1-98	1.55	10.33	—	2.26	1.55	63.48	—	24.07

I1	3-1-02	3.38	11.64	—	5.51	3.38	73.39	—	36.79

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.47%, Class B — 2.17%, Class C — 2.17%, Class I — 0.89% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Annual report | Core Equity Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Core Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	12-31-97	$14,706	$14,706	$18,243

C2,3	5-1-98	12,407	12,407	15,928

I3,4	3-1-02	13,679	13,679	15,206

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Index is an unmanaged index that includes 1,000 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index as of closest month end to inception date.

4 For certain types of investors as described in the Fund’s Class I share prospectus.

Core Equity Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$975.00	$7.39

Class B	1,000.00	971.60	10.85

Class C	1,000.00	971.60	10.86

Class I	1,000.00	973.60	4.96

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Core Equity Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,017.72	$7.55

Class B	1,000.00	1,014.20	11.08

Class C	1,000.00	1,014.19	11.09

Class I	1,000.00	1,020.18	5.08

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.48%, 2.18%, 2.19% and 1.00% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Core Equity Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]
Exxon Mobil Corp.	5.2%	Occidental Petroleum Corp.	2.3%

General Electric Co.	2.9%	Schering-Plough Corp.	1.8%

Altria Group, Inc.	2.8%	Verizon Communications, Inc.	1.8%

Microsoft Corp.	2.7%	Nokia Corp.	1.7%

JPMorgan Chase & Co.	2.7%	Humana, Inc.	1.7%

Sector distribution[1]
Information technology	19%	Consumer staples	8%

Financials	14%	Materials	4%

Health care	13%	Utilities	4%

Industrials	13%	Telecommunication services	3%

Energy	12%	Other	1%

Consumer discretionary	9%

1 As a percentage of net assets on December 31, 2007.

Annual report | Core Equity Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.62%		$263,628,430
(Cost $218,195,762)

Aerospace & Defense 2.02%		5,338,328

Boeing Co. (The)	39,800	3,480,908

Raytheon Co.	30,600	1,857,420

Agricultural Products 0.85%		2,237,926

Archer-Daniels-Midland Co.	48,200	2,237,926

Air Freight & Logistics 1.23%		3,253,120

United Parcel Service, Inc. (Class B)	46,000	3,253,120

Apparel Retail 0.95%		2,502,528

Gap, Inc. (The)	117,600	2,502,528

Application Software 0.66%		1,737,294

Autodesk, Inc. (I)	20,400	1,015,104

Citrix Systems, Inc. (I)	19,000	722,190

Asset Management & Custody Banks 0.41%		1,074,645

Ameriprise Financial, Inc.	19,500	1,074,645

Biotechnology 0.64%		1,704,676

Genzyme Corp. (I)	22,900	1,704,676

Broadcasting & Cable TV 1.73%		4,586,802

DIRECTV Group, Inc. (The) (I)	65,200	1,507,424

Liberty Global, Inc. (Class A) (I)(L)	32,800	1,285,432

Liberty Media Corp. Capital Ser A (I)	15,400	1,793,946

Communications Equipment 2.35%		6,219,188

Cisco Systems, Inc. (I)	62,400	1,689,168

Nokia Corp., ADR (Finland) (F)	118,000	4,530,020

Computer & Electronics Retail 1.43%		3,777,790

Best Buy Co., Inc.	45,800	2,411,370

GameStop Corp. (Class A) (I)	22,000	1,366,420

Computer Hardware 3.47%		9,190,814

Apple, Inc. (I)	16,500	3,268,320

Hewlett-Packard Co.	80,500	4,063,640

NCR Corp. (I)	35,400	888,540

Teradata Corp. (I)	35,400	970,314

See notes to financial statements

Core Equity Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Computer Storage & Peripherals 2.12%		$5,614,041

Network Appliance, Inc. (I)	30,600	763,776

Seagate Technology (Cayman Islands) (F)	105,500	2,690,250

Western Digital Corp. (I)	71,500	2,160,015

Construction & Farm Machinery & Heavy Trucks 1.47%		3,888,456

AGCO Corp. (I)	57,200	3,888,456

Construction & Engineering 1.14%		3,017,057

Jacobs Engineering Group, Inc. (I)	13,700	1,309,857

KBR, Inc. (I)	44,000	1,707,200

Consumer Finance 0.71%		1,883,124

American Express Co.	36,200	1,883,124

Data Processing & Outsourced Services 1.54%		4,087,331

Global Payments, Inc.	16,300	758,276

Hewitt Associates, Inc. (Class A) (I)	19,500	746,655

MasterCard, Inc. (Class A)	12,000	2,582,400

Diversified Banks 0.85%		2,242,484

Wachovia Corp.	28,800	1,095,264

Wells Fargo & Co.	38,000	1,147,220

Diversified Chemicals 1.58%		4,183,170

Dow Chemical Co. (The)	76,900	3,031,398

PPG Industries, Inc.	16,400	1,151,772

Diversified Commercial & Professional Services 0.28%		728,828

Brink’s Co. (The)	12,200	728,828

Diversified Metals & Mining 1.41%		3,725,813

Freeport-McMoRan Copper & Gold, Inc. (Class B)	29,700	3,042,468

Southern Copper Corp.	6,500	683,345

Electric Utilities 2.20%		5,829,016

Duke Energy Corp.	131,600	2,654,372

Pinnacle West Capital Corp.	27,200	1,153,552

PPL Corp.	38,800	2,021,092

Electrical Components & Equipment 0.61%		1,604,832

General Cable Corp. (I)	21,900	1,604,832

Fertilizers & Agricultural Chemicals 0.80%		2,110,941

Monsanto Co.	18,900	2,110,941

Food Retail 0.43%		1,146,035

Safeway, Inc.	33,500	1,146,035

Footwear 0.51%		1,349,040

NIKE, Inc. (Class B)	21,000	1,349,040

General Merchandise Stores 0.39%		1,039,350

Big Lots, Inc. (I)	65,000	1,039,350

Health Care Distributors 1.57%		4,146,783

McKesson Corp.	63,300	4,146,783

See notes to financial statements

Annual report | Core Equity Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Health Care Equipment 0.89%		$2,350,483

Baxter International, Inc.	12,000	696,600

Medtronic, Inc.	32,900	1,653,883

Health Care Technology 0.21%		554,760

Hlth Corp. (I)	41,400	554,760

Hotels, Resorts & Cruise Lines 0.96%		2,537,912

Royal Caribbean Cruises Ltd.	59,800	2,537,912

Household Products 0.88%		2,327,414

Procter & Gamble Co. (The)	31,700	2,327,414

Housewares & Specialties 0.59%		1,563,152

Newell Rubbermaid, Inc.	60,400	1,563,152

Human Resource & Employment Services 0.25%		673,296

Robert Half International, Inc.	24,900	673,296

Hypermarkets & Super Centers 0.52%		1,378,370

Wal-Mart Stores, Inc.	29,000	1,378,370

Independent Power Producers & Energy Traders 0.43%		1,138,216

Mirant Corp. (I)	29,200	1,138,216

Industrial Conglomerates 4.09%		10,819,240

General Electric Co.	208,000	7,710,560

Textron, Inc.	43,600	3,108,680

Industrial Machinery 1.17%		3,097,111

Parker Hannifin Corp.	24,600	1,852,626

SPX Corp.	12,100	1,244,485

Integrated Oil & Gas 8.01%		21,191,206

Exxon Mobil Corp.	145,600	13,641,264

Occidental Petroleum Corp.	79,800	6,143,802

Royal Dutch Shell Plc ADR (Netherlands) (F)	16,700	1,406,140

Integrated Telecommunication Services 3.41%		9,020,515

AT&T, Inc.	105,300	4,376,268

Verizon Communications, Inc.	106,300	4,644,247

Internet Retail 0.64%		1,697,994

Expedia, Inc. (I)	53,700	1,697,994

Internet Software & Services 0.47%		1,244,664

Google, Inc. (Class A) (I)	1,800	1,244,664

Investment Banking & Brokerage 1.50%		3,972,435

Goldman Sachs Group, Inc. (The)	11,700	2,516,085

Schwab (Charles) Corp. (The)	57,000	1,456,350

IT Consulting & Other Services 0.66%		1,743,852

Accenture Ltd. (Class A) (Bermuda) (F)	48,400	1,743,852

Life & Health Insurance 0.27%		720,954

MetLife, Inc.	11,700	720,954

See notes to financial statements

Core Equity Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Life Sciences Tools & Services 0.54%		$1,419,832

Invitrogen Corp. (I)	15,200	1,419,832

Managed Health Care 4.79%		12,690,407

Aetna, Inc.	44,500	2,568,985

CIGNA Corp.	65,700	3,530,061

Humana, Inc. (I)	60,000	4,518,600

Wellcare Health Plans, Inc. (I)	19,500	826,995

WellPoint, Inc. (I)	14,200	1,245,766

Mortgage REITs 0.16%		427,230

Annaly Capital Management, Inc. REIT	23,500	427,230

Movies & Entertainment 1.34%		3,534,525

News Corp. (Class A)	172,500	3,534,525

Multi-Line Insurance 1.15%		3,034,212

Hartford Financial Services Group, Inc. (The)	34,800	3,034,212

Multi-Utilities 1.02%		2,691,776

Public Service Enterprise Group, Inc.	27,400	2,691,776

Oil & Gas Drilling 1.00%		2,641,200

Diamond Offshore Drilling, Inc.	18,600	2,641,200

Oil & Gas Equipment & Services 1.97%		5,211,923

Dresser-Rand Group, Inc. (I)	16,100	628,705

Halliburton Co.	92,800	3,518,048

National-Oilwell Varco, Inc. (I)	14,500	1,065,170

Oil & Gas Exploration & Production 1.46%		3,876,476

Devon Energy Corp.	43,600	3,876,476

Other Diversified Financial Services 5.42%		14,358,354

Bank of America Corp.	66,600	2,747,916

Citigroup, Inc.	152,700	4,495,488

JPMorgan Chase & Co.	163,000	7,114,950

Packaged Foods & Meats 0.41%		1,073,100

Tyson Foods, Inc. (Class A)	70,000	1,073,100

Personal Products 0.27%		709,660

NBTY, Inc. (I)	25,900	709,660

Pharmaceuticals 4.47%		11,837,703

Bristol-Myers Squibb Co.	94,900	2,516,748

Endo Pharmaceuticals Holdings, Inc. (I)	40,700	1,085,469

Merck & Co., Inc.	49,700	2,888,067

Pfizer, Inc.	29,100	661,443

Schering-Plough Corp.	175,900	4,685,976

Property & Casualty Insurance 1.35%		3,584,712

ACE Ltd. (Cayman Islands) (F)	30,900	1,909,002

Axis Capital Holdings Ltd. (Bermuda) (F)	43,000	1,675,710

Railroads 0.66%		1,756,153

Burlington Northern Santa Fe Corp.	21,100	1,756,153

See notes to financial statements

Annual report | Core Equity Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Reinsurance 0.55%		$1,445,760

Everest Re Group Ltd. (Bermuda) (F)	14,400	1,445,760

Semiconductor Equipment 1.58%		4,179,677

Applied Materials, Inc.	133,200	2,365,632

MEMC Electronic Materials, Inc. (I)	20,500	1,814,045

Semiconductors 1.77%		4,675,594

Cypress Semiconductor Corp. (I)	26,400	951,192

Intel Corp. (I)	139,700	3,724,402

Soft Drinks 1.31%		3,476,220

PepsiCo, Inc.	45,800	3,476,220

Specialized Finance 0.84%		2,236,948

NASDAQ Stock Market, Inc. (I)	45,200	2,236,948

Specialized REITs 0.57%		1,520,549

Plum Creek Timber Co., Inc. REIT	23,100	1,063,524

Ventas, Inc. REIT	10,100	457,025

Specialty Stores 0.23%		620,100

Barnes & Noble, Inc.	18,000	620,100

Steel 0.30%		791,320

Reliance Steel & Aluminum Co.	14,600	791,320

Systems Software 3.79%		10,036,720

Check Point Software Technologies Ltd. (Israel) (F)(I)	94,700	2,079,612

Microsoft Corp.	200,300	7,130,680

Oracle Corp. (I)	36,600	826,428

Technology Distributors 0.65%		1,726,675

Arrow Electronics, Inc. (I)	20,900	820,952

Avnet, Inc. (I)	25,900	905,723

Thrifts & Mortgage Finance 0.40%		1,046,894

Hudson City Bancorp., Inc.	69,700	1,046,894

Tobacco 3.26%		8,623,932

Altria Group, Inc.	97,400	7,361,492

Loews Corp. Carolina Group	14,800	1,262,440

Wireless Telecommunication Services 0.06%		149,792

NII Holdings, Inc. (I)	3,100	149,792

See notes to financial statements

Core Equity Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

	Interest
Issuer	rate	Shares	Value

Short-term investments 0.35%			$932,284
(Cost $932,284)
Cash Equivalents 0.35%			932,284

John Hancock Cash Investment Trust (T)(W)	5.10% (Y)	932,284	932,284

Total investments (Cost $219,128,046) 99.97%			$264,560,714

Other assets and liabilities, net 0.03%			$89,276

Total net assets 100.00%			$264,649,990

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of December 31, 2007.

See notes to financial statements

Annual report | Core Equity Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $218,195,762) including
$917,046 of securities loaned (Note 2)	$263,628,430
Investments in affiliated issuers, at value (cost $932,284)	932,284
Total investments, at value (cost $219,128,046)	264,560,714
Cash	955,241
Receivable for shares sold	190,805
Dividends and interest receivable	368,270
Receivable from affiliates	169,053
Total assets	266,244,083

Liabilities

Payable for shares repurchased	137,491
Payable upon return of securities loaned (Note 2)	932,284
Payable to affiliates
Management fees	170,659
Distribution and service fees	21,782
Other	84,939
Accrued expenses	246,938
Total liabilities	1,594,093

Net assets

Capital paid-in	241,875,867
Accumulated net realized loss on investments	(22,641,979)
Net unrealized appreciation of investments	45,432,668
Undistributed net investment loss	(16,566)
Net assets	$264,649,990

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($192,129,063 ÷ 5,525,334 shares)	$34.77
Class B ($60,626,245 ÷ 1,882,767 shares)[1]	$32.20
Class C ($11,869,471 ÷ 368,712 shares)[1]	$32.19
Class I ($25,211 ÷ 705 shares)	$35.77[2]

Maximum offering price per share

Class A3 ($34.77 ÷ 95%)	$36.60

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported December 31, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Core Equity Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $14,585)	$4,703,643
Interest	56,392
Securities lending	31,932
Total investment income	4,791,967

Expenses

Investment management fees (Note 3)	2,219,233
Distribution and service fees (Note 3)	1,536,935
Transfer agent fees (Note 3)	1,069,225
Accounting and legal services fees (Note 3)	38,547
Printing fees	81,020
Blue sky fees	75,199
Custodian fees	55,208
Professional fees	25,916
Trustees’ fees	17,651
Miscellaneous	22,548

Total expenses	5,141,482
Less expense reductions (Note 3)	(151,094)

Net expenses	4,990,388

Net investment loss	(198,421)

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	28,134,607
28,134,607
Change in net unrealized appreciation (depreciation) of investments	(17,933,945)
(17,933,945)
Net realized and unrealized gain	10,200,662

Increase in net assets from operations	$10,002,241

See notes to financial statements

Annual report | Core Equity Fund

19

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07

Increase (decrease) in net assets
From operations
Net investment loss	($40,939)	($198,421)
Net realized gain	58,139,604	28,134,607
Change in net unrealized appreciation (depreciation)	(19,096,336)	(17,933,945)

Increase in net assets resulting from operations	39,002,329	10,002,241

From Fund share transactions (Note 4)	(77,606,704)	(58,098,920)

Total decrease	(38,604,375)	(48,096,679)

Net assets

Beginning of year	351,351,044	312,746,669

End of year[1]	$312,746,669	$264,649,990

1 Includes undistributed net investment loss of $16,566 and $16,566, respectively.

See notes to financial statements

Core Equity Fund | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$20.53	$25.39	$27.62	$29.72	$33.67
Net investment income (loss)[1]	0.00[2]	0.10	0.01	0.09	0.05
Net realized and unrealized
gain on investments	4.86	2.13	2.09	3.86	1.05
Total from investment operations	4.86	2.23	2.10	3.95	1.10
Net asset value, end of period	$25.39	$27.62	$29.72	$33.67	$34.77
Total return[3] (%)	23.67	8.78[4]	7.60[4]	13.29[4]	3.27[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$201	$193	$195	$198	$192
Ratio of net expenses to average
net assets (%)	1.61	1.52	1.47	1.47	1.47[6]
Ratio of gross expenses to average
net assets (%)	1.61	1.57[5]	1.52[5]	1.50[5]	1.52[5]
Ratio of net investment income
(loss) to average net assets (%)	(0.02)	0.41	0.03	0.28	0.15
Portfolio turnover (%)	70	68	54	78	147

1 Based on the average of the shares outstanding.

2 Less than $0.01 per share.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Core Equity Fund

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$19.70	$24.19	$26.12	$27.91	$31.41
Net investment loss[1]	(0.15)	(0.08)	(0.18)	(0.13)	(0.18)
Net realized and unrealized
gain on investments	4.64	2.01	1.97	3.63	0.97
Total from investment operations	4.49	1.93	1.79	3.50	0.79
Net asset value, end of period	$24.19	$26.12	$27.91	$31.41	$32.20
Total return[2] (%)	22.79	7.98[3]	6.85[3]	12.54[3]	2.52[3]

Ratios and supplemental data

Net assets, end of period
(in millions)	$252	$197	$140	$101	$61
Ratio of net expenses to average
net assets (%)	2.31	2.22	2.18	2.17	2.17[5]
Ratio of gross expenses to average
net assets (%)	2.31	2.27[4]	2.23[4]	2.20[4]	2.22[4]
Ratio of net investment loss
to average net assets (%)	(0.72)	(0.33)	(0.68)	(0.44)	(0.54)
Portfolio turnover (%)	70	68	54	78	147

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Core Equity Fund | Annual report

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$19.69	$24.18	$26.11	$27.90	$31.39
Net investment loss[1]	(0.15)	(0.08)	(0.18)	(0.13)	(0.18)
Net realized and unrealized
gain on investments	4.64	2.01	1.97	3.62	0.98
Total from investment operations	4.49	1.93	1.79	3.49	0.80
Net asset value, end of period	$24.18	$26.11	$27.90	$31.39	$32.19
Total return[2] (%)	22.80	7.98[3]	6.86[3]	12.51[3]	2.55[3]

Ratios and supplemental data

Net assets, end of period
(in millions)	$24	$20	$16	$14	$12
Ratio of net expenses to average
net assets (%)	2.31	2.22	2.18	2.17	2.17[5]
Ratio of gross expenses to average
net assets (%)	2.31	2.27[4]	2.23[4]	2.20[4]	2.22[4]
Ratio of net investment loss
to average net assets (%)	(0.72)	(0.31)	(0.68)	(0.43)	(0.55)
Portfolio turnover (%)	70	68	54	78	147

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Core Equity Fund

23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$20.63	$25.66	$28.07	$30.37	$34.60
Net investment income[1]	0.12	0.26	0.16	0.22	0.23
Net realized and unrealized
gain on investments	4.91	2.15	2.14	4.01	0.94
Total from investment operations	5.03	2.41	2.30	4.23	1.17
Net asset value, end of period	$25.66	$28.07	$30.37	$34.60	$35.77
Total return[2] (%)	24.38	9.39	8.19	13.93	3.38

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	—[3]	—[3]	—[3]	—[3]
Ratio of expenses to average
net assets (%)	1.06	0.92	0.90	0.89	0.93[4]
Ratio of net investment income
to average net assets (%)	0.53	1.00	0.54	0.68	0.65
Portfolio turnover (%)	70	68	54	78	147

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Less than $500,000.

4 Includes transfer agent fee earned credits of 0.02% to average net assets.

See notes to financial statements

Core Equity Fund | Annual report

24

Notes to financial statements

Note 1
Organization

John Hancock Core Equity Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek above-average total return, consisting of capital appreciation plus current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may

Annual report | Core Equity Fund

25

occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/ premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by

Core Equity Fund | Annual report

26

any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $532 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund had $22,394,747 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 — $1,933,874, December 31, 2009 — $1,933,874 and December 31, 2011 — $18,526,999. Net capital losses of $209,673 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on January 1, 2008, the first day of the Fund’s next taxable year. Availability of a certain amount of these loss carryforwards, which were acquired on June 7, 2002, in a merger with John Hancock Core Growth Fund and John Hancock Core Value Fund, may be limited in a given year.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements disclosures.

Distributions of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended December 31, 2006, and December 31, 2007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, there were no distributable earnings on a tax basis.

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Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to net operating losses.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $750,000,000. The effective rate for the year ended December 31, 2007 is 0.75% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Independence Investments LLC. The Fund is not responsible for payment of the subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $133,671 with regard to sales of Class A shares. Of this amount, $13,212 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $87,986 was paid as sales commissions to unrelated broker-dealers and $32,473 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $130,092 for Class B shares and $1,422 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each

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class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Effective May 1, 2007, Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.25% of each respective class’s average daily net asset value until April 30, 2008. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $134,827 for the year ended December 31, 2007. The effective transfer agent fee expense for the year ended December 31, 2007, was 0.31% . Signature Services reserves the right to terminate this limitation in the future.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $16,627 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007, were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$733,767	$609,409
Class B	289,934	799,918
Class C	45,518	127,608
Class I	6	—
Total	$1,069,225	$1,536,935

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $38,547 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,279,948	$39,564,105	1,165,438	$40,633,395
Repurchased	(1,951,434)	(60,601,814)	(1,527,563)	(53,517,439)
Net decrease	(671,486)	($21,037,709)	(362,125)	($12,884,044)

Class B shares
Sold	277,399	$8,058,350	155,147	$5,041,241
Repurchased	(2,100,542)	(60,689,815)	(1,478,426)	(47,962,580)
Net decrease	(1,823,143)	($52,631,465)	(1,323,279)	($42,921,339)

Class C shares
Sold	45,830	$1,343,295	51,194	$1,654,212
Repurchased	(174,674)	(5,093,902)	(122,007)	(3,963,845)
Net decrease	(128,844)	($3,750,607)	(70,813)	($2,309,633)

Class I shares
Sold	1,658	$52,282	700	$24,766
Repurchased	(7,573)	(239,205)	(250)	(8,670)
Net increase (decrease)	(5,915)	($186,923)	450	$16,096

Net decrease	(2,629,388)	($77,606,704)	(1,755,767)	($58,098,920)

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $431,611,017 and $488,940,506 respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $219,143,905. Gross unrealized appreciation and depreciation of investments aggregated $50,647,271 and $5,230,462, respectively, resulting in net unrealized appreciation of $45,416,809. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and Shareholders of John Hancock Core Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Core Equity Fund (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

The Fund had no distributions for the year ended December 31, 2007. As a result, the 2007 U.S. Treasury Department Form 1099-DIV is not required to be mailed to shareholders.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Core Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Independence Investment LLC (the Subadviser) for the John Hancock Core Equity Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

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other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the performance of the Fund during the 1-, 3-, 5- and 10-year periods was equal to or higher than the Peer Group median. The Board also noted that the performance of the Fund over the same time periods was lower than the performance of the Category median, and its benchmark index, the Russell 1000. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and noted that the Fund’s 2007 year-to-date performance showed improvement. The Adviser discussed with the Board additional measures that had been taken with the objective of improving performance. The Board stated its intent to continue to monitor the Fund’s performance trends to assess whether remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Category and not appreciably higher than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Peer Group and Category. The Board also noted that the most significant contributor to such difference was the Fund’s transfer agency expense. The transfer agent explained that the transfer agency expense had fee caps that were not reflected in the Morningstar analysis. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based

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on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2004	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	1996	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

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Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	1996	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

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Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Core Equity Fund | Annual report

38

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Core Equity Fund

39

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Independence Investments LLC	John Hancock Signature	Independent registered public
160 Federal Street	Services, Inc.	accounting firm
Boston, MA 02110	P.O. Box 9510	PricewaterhouseCoopers LLP
	Portsmouth, NH 03802-9510	125 High Street
Principal distributor		Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Core Equity Fund | Annual Report

40

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Classic Value Fund	2500A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus	2/08

John Hancock

MUTUAL FUNDS

John Hancock

U.S. Global Leaders Growth Fund

Annual Report

12.31.07

Discussion of Fund performance

By Sustainable Growth Advisers, LP

In 2007, U.S. stocks advanced for the fifth consecutive year. Much of the rally in stocks occurred in the first six months, whereas a meltdown in the subprime lending industry led to increased volatility and a downturn late in the year. The broad stock indexes gained around 5% for the year, led by large-cap and growth stocks.

For the year ended December 31, 2007, John Hancock U.S. Global Leaders Growth Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of 3.67%, 2.90%, 2.90%, 4.13% and 3.43%, respectively, at net asset value. The Fund’s performance trailed the 13.35% return of the average large growth fund, according to Morningstar, Inc., as well as the 5.49% return of the S&P 500 Index and the 11.81% return of the Russell 1000 Growth Index.

“In 2007, U.S. stocks advanced

for the fifth consecutive year.”

The Fund lagged its benchmark index and peer group average in 2007. All of the underperformance occurred in the first half of the year; the portfolio outperformed over the last six months.

The bulk of the underperformance came from positions in the retail sector. Coffee retailer Starbucks Corp., home improvement retailer Lowe’s Cos., Inc. and office supply chain Staples, Inc. were the biggest detractors from relative performance. On the positive side, health care stocks were the best performers in the portfolio, led by generic drug maker Teva Pharmaceutical Industries Ltd., biotechnology company Genzyme Corp. and medical products maker Stryker Corp.

We added five new stocks to the portfolio and eliminated four positions in 2007.  We sold home improvement retailer Home Depot and purchased Lowe’s, and we shed freight shipper UPS in exchange for FedEx Corp. We also initiated positions in cleaning products maker Ecolab, Inc., drug store chain Walgreen Co. and discount retailer Target Corp. and we sold biotechnology firm Amgen and computer maker Dell.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

U.S. Global Leaders Growth Fund | Annual report

A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	9-29-95	–1.52%	5.71%	4.55%	—	–1.52%	32.03%	56.00%	—

B	5-20-02	–2.05	5.69	—	1.78%	–2.05	31.90	—	10.39%

C	5-20-02	1.91	6.01	—	1.94	1.91	33.90	—	11.39

I1	5-20-02	4.13	7.28	—	3.13	4.13	42.08	—	18.91

R1 [1]	8-5-03	3.43	—	—	5.90	3.43	—	—	28.72

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-08. The net expenses are as follows: Class A — 1.28%, Class B — 2.03%, Class C — 2.03%, Class I — 0.84%, Class R1 — 1.70% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.31%, Class B — 2.06%, Class C — 2.06%, Class I — 0.87%, Class R1 — 1.73% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | U.S. Global Leaders Growth Fund

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in U.S. Global Leaders Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index and the Russell 1000 Growth Index.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	5-20-02	$11,139	$11,039	$14,895	$14,115

C2	5-20-02	11,139	11,139	14,895	14,115

I3	5-20-02	11,891	11,891	14,895	14,115

R1 [3]	8-5-03	12,872	12,872	16,492	15,687

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of December 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index — Index 2 — is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

U.S. Global Leaders Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,038.20	$6.52

Class B	1,000.00	1,034.50	10.38

Class C	1,000.00	1,034.10	10.37

Class I	1,000.00	1,040.60	4.29

Class R1	1,000.00	1,038.00	7.34

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Global Leaders Growth Fund

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,018.80	$6.46

Class B	1,000.00	1,015.00	10.28

Class C	1,000.00	1,015.00	10.28

Class I	1,000.00	1,021.00	4.24

Class R1	1,000.00	1,018.00	7.26

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.28%, 2.03%, 2.03%, 0.83% and 1.43% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

U.S. Global Leaders Growth Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Staples, Inc.	6.3%	Automatic Data Processing, Inc.	5.0%

General Electric Co.	6.0%	State Street Corp.	4.3%

Procter & Gamble Co. (The)	5.4%	Teva Pharmaceutical Industries Ltd.	4.2%

Microsoft Corp.	5.3%	Starbucks Corp.	4.0%

Genzyme Corp.	5.2%	Medtronic, Inc.	4.0%

Sector distribution[1]

Consumer staples	25%	Industrials	10%

Information technology	21%	Financials	7%

Health care	19%	Materials	2%

Consumer discretionary	15%	Other	1%

1 As a percentage of net assets on December 31, 2007.

Annual report | U.S. Global Leaders Growth Fund

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.24%		$1,242,852,792

(Cost $1,025,769,526)

Air Freight & Logistics 3.64%		45,565,870

FedEx Corp.	511,000	45,565,870

Application Software 2.98%		37,368,600

SAP AG, ADR (Germany) (F)(L)	732,000	37,368,600

Asset Management & Custody Banks 4.32%		54,099,500

State Street Corp.	666,250	54,099,500

Biotechnology 5.16%		64,643,696

Genzyme Corp. (I)	868,400	64,643,696

Communications Equipment 3.53%		44,249,075

QUALCOMM, Inc.	1,124,500	44,249,075

Data Processing & Outsourced Services 4.97%		62,237,354

Automatic Data Processing, Inc.	1,397,650	62,237,354

Drug Retail 3.15%		39,508,000

Walgreen Co.	1,037,500	39,508,000

Food Distributors 2.97%		37,196,078

SYSCO Corp.	1,191,800	37,196,078

Food Retail 2.95%		36,964,800

Whole Foods Market, Inc.	906,000	36,964,800

General Merchandise Stores 0.95%		11,900,000

Target Corp.	238,000	11,900,000

Health Care Equipment 6.04%		75,594,305

Medtronic, Inc.	995,426	50,040,065

Stryker Corp.	342,000	25,554,240

Home Entertainment Software 3.13%		39,233,997

Electronic Arts, Inc. (I)	671,700	39,233,997

Home Improvement Retail 3.36%		42,050,580

Lowe’s Cos., Inc.	1,859,000	42,050,580

Household Products 6.77%		84,807,079

Colgate-Palmolive Co.	222,250	17,326,610

Procter & Gamble Co. (The)	919,102	67,480,469

See notes to financial statements

U.S. Global Leaders Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer				Shares	Value

Hypermarkets & Super Centers 1.65%					$20,600,128

Costco Wholesale Corp.				295,300	20,600,128

Industrial Conglomerates 6.03%					75,541,246

General Electric Co.			2,037,800		75,541,246

Internet Software & Services 1.35%					16,873,796

eBay, Inc. (I)				508,400	16,873,796

Multi-Line Insurance 2.50%					31,293,225

American International Group, Inc.				536,762	31,293,225

Pharmaceuticals 8.21%					102,768,172

Johnson & Johnson				747,317	49,846,044

Teva Pharmaceutical Industries Ltd., ADR (Israel) (F)			1,138,600		52,922,128

Restaurants 4.02%					50,332,455

Starbucks Corp. (I)			2,458,840		50,332,455

Soft Drinks 7.39%					92,579,418

Coca-Cola Co. (The)				716,400	43,965,468

PepsiCo, Inc.				640,500	48,613,950

Specialty Chemicals 2.60%					32,518,350

Ecolab, Inc.				635,000	32,518,350

Specialty Stores 6.29%					78,773,368

Staples, Inc.			3,414,537		78,773,368

Systems Software 5.28%					66,153,700

Microsoft Corp.			1,858,250		66,153,700

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 2.63%					$32,938,021

(Cost $32,937,434)

Government U.S. Agency 0.71%					8,900,000

Federal Home Loan Mortgage Assn.,
Discount Note	2.00% (Y)	01-02-08	AAA	$8,900	8,900,000

		Interest
Issuer		rate		Shares	Value

Cash Equivalents 1.92%					24,038,021

John Hancock Cash Investment Trust (T)(W)		5.10% (Y)	24,038,021		24,038,021

Total investments (Cost $1,058,706,960) 101.87%					$1,275,790,813

Other assets and liabilities, net (1.87%)					($23,360,228)

Total net assets 100.00%					$1,252,430,585

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Annual report | U.S. Global Leaders Growth Fund

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of December 31, 2007.

See notes to financial statements

U.S. Global Leaders Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $1,034,668,939) including
$23,283,905 of securities loaned (Note 2)	$1,251,752,792
Investments in affiliated issuers, at value (cost $24,038,021)	24,038,021

Total investments, at value (cost $1,058,706,960)	1,275,790,813
Cash	168,680
Receivable for shares sold	2,612,669
Dividends and interest receivable	1,916,703
Receivable from affiliates	638,911
Other assets	9,325

Total assets	1,281,137,101

Liabilities

Payable for shares repurchased	2,464,079
Payable upon return of securities loaned (Note 2)	24,038,021
Payable to affiliates
Management fees	806,984
Distribution and service fees	80,044
Other	297,419
Accrued expenses	1,019,969

Total liabilities	28,706,516

Net assets

Capital paid-in	1,043,694,559
Accumulated net realized loss on investments	(8,314,414)
Net unrealized appreciation of investments	217,083,853
Distributions in excess of net investment income	(33,413)

Net assets	$1,252,430,585

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,021,732,342 ÷ 35,473,148 shares)	$28.80
Class B ($107,269,513 ÷ 3,881,060 shares)[1]	$27.64
Class C ($113,937,837 ÷ 4,122,003 shares)[1]	$27.64
Class I ($6,615,835 ÷ 225,187 shares)	$29.38
Class R1 ($2,875,058 ÷ 100,882 shares)	$28.50

Maximum offering price per share

Class A2 ($28.80 ÷ 95%)	$30.32

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | U.S. Global Leaders Growth Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $154,952)	$18,827,274
Interest	344,925
Securities lending	209,049

Total investment income	19,381,248

Expenses

Investment management fees (Note 3)	10,564,529
Distribution and service fees (Note 3)	5,542,904
Transfer agent fees (Note 3)	3,350,292
Accounting and legal services fees (Note 3)	186,866
Printing fees	292,486
Custodian fees	209,273
Blue sky fees	188,633
Trustees’ fees	80,937
Professional fees	63,800
Miscellaneous	99,745

Total expenses	20,579,465
Less expense reductions (Note 3)	(621,261)

Net expenses	19,958,204

Net investment loss	(576,956)

Realized and unrealized gain (loss)

Net realized gain on investments	83,713,573
83,713,573
Change in net unrealized appreciation (depreciation) of investments	(36,267,593)
(36,267,593)
Net realized and unrealized gain	47,445,980

Increase in net assets from operations	$46,869,024

See notes to financial statements

U.S. Global Leaders Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07

Increase (decrease) in net assets

From operations
Net investment loss	($3,042,655)	($576,956)
Net realized gain (loss)	(12,737,688)	83,713,573
Change in net unrealized appreciation (depreciation)	30,951,174	(36,267,593)

Increase in net assets resulting from operations	15,170,831	46,869,024
Distributions to shareholders
From net realized gain
Class A	—	(38,392,578)
Class B	—	(4,258,299)
Class C	—	(4,531,561)
Class I	—	(251,102)
Class R1	—	(123,445)
	—	(47,556,985)

From Fund share transactions (Note 4)	(183,965,497)	(369,050,878)
Total decrease	(168,794,666)	(369,738,839)

Net assets

Beginning of year	1,790,964,090	1,622,169,424
End of year[1]	$1,622,169,424	$1,252,430,585

1 Includes distributions in excess of net investment income of $33,413 and $33,413, respectively.

See notes to financial statements

Annual report | U.S. Global Leaders Growth Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$21.57	$25.72	$27.84	$28.44	$28.85
Net investment income (loss)[1]	—[2]	0.15	(0.04)	—[2]	0.03
Net realized and unrealized
gain on investments	4.15	2.04	0.64	0.41	1.04
Total from investment operations	4.15	2.19	0.60	0.41	1.07
Less distributions
From net realized gain	—	(0.07)	—	—	(1.12)
Net asset value, end of period	$25.72	$27.84	$28.44	$28.85	$28.80
Total return[3] (%)	19.24[4]	8.51	2.16[4]	1.44[4]	3.67[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$392	$893	$1,271	$1,263	$1,022
Ratio of net expenses to average
net assets (%)	1.35	1.32	1.28	1.28	1.27[7]
Ratio of gross expenses to average
net assets (%)	1.36[5]	1.32	1.33[5]	1.32[5]	1.32[5]
Ratio of net investment income
(loss) to average net assets (%)	(0.02)	0.57	(0.14)	—[6]	0.10
Portfolio turnover (%)	15	16	28	34	27

1 Based on the average of the shares outstanding.

2 Less than $0.01 per share.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Less than 0.01% .

7 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

U.S. Global Leaders Growth Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$21.47	$25.41	$27.36	$27.75	$27.94
Net investment loss[1]	(0.18)	(0.05)	(0.24)	(0.20)	(0.18)
Net realized and unrealized
gain (loss) on investments	4.12	2.00	0.63	0.39	1.00
Total from investment operations	3.94	1.95	0.39	0.19	0.82
Less distributions
From net realized gain	—	—	—	—	(1.12)
Net asset value, end of period	$25.41	$27.36	$27.75	$27.94	$27.64
Total return[2] (%)	18.35[3]	7.67	1.43[3]	0.68[3]	2.90[3]

Ratios and supplemental data

Net assets, end of period
(in millions)	$164	$208	$218	$151	$107
Ratio of net expenses to average
net assets (%)	2.10	2.07	2.03	2.03	2.02[5]
Ratio of gross expenses to average
net assets (%)	2.11[4]	2.07	2.08[4]	2.07[4]	2.07[4]
Ratio of net investment loss
to average net assets (%)	(0.77)	(0.21)	(0.88)	(0.75)	(0.65)
Portfolio turnover (%)	15	16	28	34	27

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | U.S. Global Leaders Growth Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$21.47	$25.41	$27.36	$27.75	$27.94
Net investment loss[1]	(0.18)	(0.04)	(0.24)	(0.20)	(0.18)
Net realized and unrealized
gain (loss) on investments	4.12	1.99	0.63	0.39	1.00
Total from investment operations	3.94	1.95	0.39	0.19	0.82
From net realized gain	—	—	—	—	(1.12)
Net asset value, end of period	$25.41	$27.36	$27.75	$27.94	$27.64
Total return[2] (%)	18.35[3]	7.67	1.43[3]	0.68[3]	2.90[3]

Ratios and supplemental data

Net assets, end of period
(in millions)	$160	$246	$284	$186	$114
Ratio of net expenses to average
net assets (%)	2.10	2.07	2.03	2.03	2.02[5]
Ratio of gross expenses to average
net assets (%)	2.11[4]	2.07	2.08[4]	2.07[4]	2.07[4]
Ratio of net investment loss
to average net assets (%)	(0.77)	(0.17)	(0.88)	(0.75)	(0.65)
Portfolio turnover (%)	15	16	28	34	27

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

U.S. Global Leaders Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$21.60	$25.87	$28.00	$28.74	$29.28
Net investment income[1]	0.10	0.25	0.08	0.12	0.16
Net realized and unrealized
gain on investments	4.17	2.06	0.66	0.42	1.06
Total from investment operations	4.27	2.31	0.74	0.54	1.22
Less distributions
From net realized gain	—	(0.18)	—	—	(1.12)
Net asset value, end of period	$25.87	$28.00	$28.74	$29.28	$29.38
Total return[2] (%)	19.77	8.94	2.64[3]	1.88[3]	4.13[3]

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$8	$13	$18	$7
Ratio of net expenses to average
net assets (%)	0.90	0.90	0.85	0.84	0.84[5]
Ratio of gross expenses to average
net assets (%)	0.90	0.90	0.90[4]	0.87[4]	0.88[4]
Ratio of net investment income
to average net assets (%)	0.43	0.94	0.30	0.43	0.54
Portfolio turnover (%)	15	16	28	34	27

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | U.S. Global Leaders Growth Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$23.02	$25.68	$27.77	$28.35	$28.63
Net investment income (loss)[2]	(0.04)	0.16	(0.12)	(0.12)	(0.06)
Net realized and unrealized
gain on investments	2.70	1.95	0.70	0.40	1.05
Total from investment operations	2.66	2.11	0.58	0.28	0.99
Less distributions
From net realized gain	—	(0.02)	—	—	(1.12)
Net asset value, end of period	$25.68	$27.77	$28.35	$28.63	$28.50
Total return[3] (%)	11.56[4]	8.20	2.09[5]	0.99[5]	3.43[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[6]	$2	$5	$6	$3
Ratio of net expenses to average
net assets (%)	1.75[7]	1.53	1.54	1.70	1.59[10]
Ratio of gross expenses to average
net assets (%)	1.75[7]	1.53	1.59[8]	1.73[8]	1.63[8]
Ratio of net investment income
(loss) to average net assets (%)	(0.42)[7]	0.60	(0.42)	(0.42)	(0.21)
Portfolio turnover (%)	15[9]	16	28	34	27

1 Class R1 shares began operations on 8-5-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Less than $500.000.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

U.S. Global Leaders Growth Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a non-diversified series of John Hancock Capital Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading

Annual report | U.S. Global Leaders Growth Fund

in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accredited/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan

U.S. Global Leaders Growth Fund | Annual report

Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $1,760 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,235,648 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: December 31, 2008 — $6,617,824 and December 31, 2009 — $6,617,824. Availability of a certain amount of the loss carryforwards, which were acquired on April 8, 2005, in a merger with John Hancock Large Cap Growth Fund, may be limited in a given year.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended December 31, 2006. During the year ended December 31, 2007 the tax character of distributions paid was as follows: long-term capital gain $47,556,985. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except

Annual report | U.S. Global Leaders Growth Fund

for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, the components of distributable earnings on a tax basis included $9,828,672 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to net operating losses.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net asset value, (b) 0.70% of the next $3,000,000,000 and (c) 0.65% in excess of $5,000,000,000. The effective rate for the year ended December 31, 2007 is 0.75% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Sustainable Growth Advisers, LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding transfer agent fees and distribution and service fees, to 0.79% of the Fund’s average daily net asset value, on an annual basis, and net operating expenses on Class A, Class B and Class C to 1.32%, 2.07% and 2.07%, respectively, of each class’ average daily net asset value, at least until April 30, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $560,059 and there were no class-specific total expense reductions during the year ended December 31, 2007. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $340,868 with regard to sales of Class A shares. Of this amount, $38,500 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $249,021 was paid as sales commissions to unrelated broker-dealers and $53,347 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost

U.S. Global Leaders Growth Fund | Annual report

of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $469,075 for Class B shares and $17,738 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account. Signature Services has agreed to limit the Class A, Class B and Class C transfer agent fees to 0.28% of each respective class’ average daily net asset value, until April 30, 2008. There were no expense reductions related to this transfer agent fee limitation during the year ended December 31, 2007.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $61,202 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$2,678,807	$2,790,831
Class B	304,209	1,267,698
Class C	346,433	1,462,116
Class I	7,502	—
Class R1	13,341	22,259
Total	$3,350,292	$5,542,904

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $186,866 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Annual report | U.S. Global Leaders Growth Fund

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	17,133,890	$477,600,883	10,354,984	$302,892,029
Distributions reinvested	—	—	1,236,841	36,029,184
Repurchased	(18,061,108)	(502,875,391)	(19,881,793)	(579,961,051)
Net decrease	(927,218)	($25,274,508)	(8,289,968)	($241,039,838)

Class B shares

Sold	481,232	$13,124,754	247,878	$6,989,908
Distributions reinvested	—	—	140,833	3,937,681
Repurchased	(2,929,359)	(79,575,184)	(1,903,776)	(53,703,289)
Net decrease	(2,448,127)	($66,450,430)	(1,515,065)	($42,775,700)

Class C shares

Sold	915,608	$24,981,632	395,178	$11,156,071
Distributions reinvested	—	—	150,235	4,200,573
Repurchased	(4,510,273)	(121,996,912)	(3,062,987)	(86,312,659)
Net decrease	(3,594,665)	($97,015,280)	(2,517,574)	($70,956,015)

Class I shares

Sold	438,676	$12,289,473	152,386	$4,518,555
Distributions reinvested	—	—	7,933	235,616
Repurchased	(288,495)	(7,951,414)	(542,250)	(16,369,985)
Net increase (decrease)	150,181	$4,338,059	(381,931)	($11,615,814)

Class R1 shares

Sold	127,883	$3,615,799	46,967	$1,350,194
Distributions reinvested	—	—	4,297	123,445
Repurchased	(112,753)	(3,179,137)	(142,504)	(4,137,150)
Net increase (decrease)	15,130	$436,662	(91,240)	($2,663,511)

Net decrease	(6,804,699)	($183,965,497)	(12,795,778)	($369,050,878)

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $379,355,802 and $794,486,828, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $1,063,614,398. Gross unrealized appreciation and depreciation of investments aggregated $256,447,568 and $44,271,153, respectively, resulting in net unrealized appreciation of $212,176,415. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
SEC settlement

On June 25, 2007, the Adviser and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage

U.S. Global Leaders Growth Fund | Annual report

and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $244,201, which was recorded as a realized gain to the Fund’s books on June 25, 2007.

Annual report | U.S. Global Leaders Growth Fund

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and Shareholders of John Hancock U.S. Global Leaders Growth Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Global Leaders Growth Fund (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

U.S. Global Leaders Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $47,556,985 as a long-term capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

Annual report | U.S. Global Leaders Growth Fund

Board Consideration of and Continuation
of Investment Advisory and Subadvisory
Agreement: John Hancock U.S. Global
Leaders Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Sustainable Growth Advisers, LP (the Subadviser) for the John Hancock U.S. Global Leaders Growth Fund (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and, in particular, the Subadviser. The Board met with representatives of the Subadviser that were responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and

U.S. Global Leaders Growth Fund | Annual report

experience with the Fund. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group and Category medians, and one of its benchmark indices, the Russell 1000 Growth Index, but below the performance of its other benchmark index, the Standard & Poor’s 500 Index. The Board noted that the Fund’s performance during the 5-year period was lower than the performance of the Category median and Standard & Poor’s 500 Index, but higher than the performance of the Peer Group median and the Russell 1000 Growth Index. The Board also noted that the more recent performance of the Fund for the 1- and 3-year periods ended December 31, 2006 was lower than the median of its Category and Peer Group, and its benchmark indexes. The Subadviser provided detailed information to the Board regarding factors contributing to the Fund’s performance results, as well as its outlook and investment strategy for the near future. The Board noted that the Subadviser’s investment decisions were consistent with its investment philosophy and the Fund’s investment objectives. The Board also considered favorable industry reports about the Fund’s investment process and portfolio management team. The Board indicated its intent to continue to monitor the Fund’s performance trends to assess whether remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were not appreciably higher than the median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

Annual report | U.S. Global Leaders Growth Fund

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior

U.S. Global Leaders Growth Fund | Annual report

investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | U.S. Global Leaders Growth Fund

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2004	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2002	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

U.S. Global Leaders Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2002	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Annual report | U.S. Global Leaders Growth Fund

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

U.S. Global Leaders Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | U.S. Global Leaders Growth Fund

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Sustainable Growth	John Hancock Signature	Independent registered public
Advisers, LP	Services, Inc.	accounting firm
3 Stamford Plaza	P.O. Box 9510	PricewaterhouseCoopers LLP
301 Tresser Boulevard,	Portsmouth, NH 03802-9510	125 High Street
Suite 1310		Boston, MA 02110
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

U.S. Global Leaders Growth Fund | Annual Report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	2600A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/08

John Hancock
MUTUAL FUNDS

John Hancock
Classic Value Fund II

Annual Report
12.31.07

Discussion of Fund performance

By Pzena Investment Management, LLC

U.S. stocks navigated a challenging environment to post moderate gains in 2007. The market advanced in the first half of the year, but a meltdown in the subprime mortgage industry, a credit crunch in the financial sector and a slowing U.S. economy led to a sharp increase in volatility and a stock market decline over the last few months. As growth stocks outperformed value in 2007, the valuation spread between the overall market and its most undervalued segment widened dramatically after several years at very narrow levels. In fact, we have seen large-cap valuation spreads this wide only five times in the last 40 years.

“U.S. stocks navigated
a challenging environment
to post moderate gains in 2007.”

For the year ended December 31, 2007, John Hancock Classic Value II Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of –13.97%, –14.60%, –14.51%, –13.63% and –13.05%, respectively, at net asset value. The Fund trailed both the –0.17% return of the Russell 1000 Value Index and the 1.42% return of the average large value fund, according to Morningstar, Inc.

The Fund lagged its benchmark index and peer group average in 2007, with most of the underperformance occurring over the last six months. While the outperformance of commodity-based sectors — which we largely avoided because earnings are substantially above historic norms — was a drag on performance throughout the year, the more significant issue was the recent decline in financial stocks, which comprised the portfolio’s largest sector weighting (more than 40% of the portfolio). Government-sponsored mortgage lenders Fannie Mae and Freddie Mac, as well as mortgage provider Countrywide Financial, were the most significant detractors. Outside of financials, telecommunications equipment maker Alcatel-Lucent was the weakest performer.

On the positive side, software makers Microsoft Corp. and Oracle Corp. were the top performance contributors in the portfolio. Other strong performers included Korean auto maker Hyundai Motor Co.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Classic Value Fund II | Annual report

6

A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	7-7-06	–18.28%	—	—	–4.51%	–18.28%	—	—	–6.62%

B	7-7-06	–18.85	—	—	–4.84	–18.85	—	—	–7.11

C	7-7-06	–15.36	—	—	–1.80	–15.36	—	—	–2.66

I1	7-7-06	–13.63	—	—	–0.75	–13.63	—	—	–1.11

R1 [1]	7-7-06	–13.05	—	—	–0.50	–13.05	—	—	–0.74

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-08. The net expenses are as follows: Class A — 1.30%, Class B — 2.05%, Class C — 2.05%, Class I — 0.94%, Class R1 — 1.64% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.24%, Class B — 2.99%, Class C — 2.99%, Class I — 1.88%, Class R1 — 2.58% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | Classic Value Fund II

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Fund II Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index

B	7-7-06	$9,723	$9,289	$11,410

C	7-7-06	9,734	9,734	11,410

I2	7-7-06	9,889	9,889	11,410

R1 [2]	7-7-06	9,926	9,926	11,410

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of December 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Classic Value Fund II | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$821.30	$6.06

Class B	1,000.00	818.00	9.48

Class C	1,000.00	818.80	9.49

Class I	1,000.00	822.60	4.33

Class R1	1,000.00	831.60	6.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Classic Value Fund II

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,018.56	$6.71

Class B	1,000.00	1,014.77	10.51

Class C	1,000.00	1,014.77	10.51

Class I	1,000.00	1,020.45	4.81

Class R1	1,000.00	1,018.09	7.18

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.07%, 2.07%, 0.94% and 1.41% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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10

Portfolio summary

Top 10 holdings[1]
Freddie Mac	4.7%	ING Groep NV	3.1%

Fannie Mae	4.6%	Morgan Stanley	3.1%

Citigroup, Inc.	4.4%	Capital One Financial Corp.	3.1%

Alcatel-Lucent	4.0%	Home Depot, Inc. (The)	3.1%

Wal-Mart Stores, Inc.	3.8%	Sumitomo Mitsui Financial Group, Inc.	3.0%

Sector distribution[1]
Financials	46%	Telecommunication services	5%

Health care	13%	Industrials	4%

Consumer discretionary	13%	Energy	4%

Information technology	7%	Utilities	2%

Consumer staples	6%

1 As a percentage of net assets on December 31, 2007.

Annual report | Classic Value Fund II

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into two main categories: common stocks and U.S. government and agencies securities. Common stocks are further broken down by industry group. U.S. government and agencies securities, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.69%		$119,537,604

(Cost $138,500,927)

Aerospace & Defense 3.78%		4,529,819

L-3 Communications Holdings, Inc.	21,250	2,251,225

Northrop Grumman Corp.	28,975	2,278,594

Apparel Retail 2.07%		2,485,863

TJX Cos., Inc. (The)	86,525	2,485,863

Application Software 0.56%		667,761

Intuit, Inc. (I)	21,125	667,761

Auto Parts & Equipment 1.63%		1,960,481

Magna International, Inc. (Class A) (Canada) (F)	24,375	1,960,481

Automobile Manufacturers 1.57%		1,887,175

Hyundai Motor Co. (South Korea) (F)	24,900	1,887,175

Biotechnology 0.90%		1,073,925

Amgen, Inc. (I)	23,125	1,073,925

Broadcasting & Cable TV 0.32%		380,138

CBS Corp. (Class B)	13,950	380,138

Consumer Finance 3.21%		3,845,505

Capital One Financial Corp.	77,975	3,685,099

Discover Financial Services	10,637	160,406

Data Processing & Outsourced Services 1.53%		1,835,730

Computer Sciences Corp. (I)	32,249	1,595,358

Western Union Co.	9,900	240,372

Diversified Banks 7.44%		8,925,235

Comerica, Inc.	11,450	498,419

Mitsubishi UFJ Financial Group, Inc. (Japan) (F)	327,500	3,088,301

Sumitomo Mitsui Financial Group, Inc. (Japan) (F)	485	3,589,135

Wachovia Corp.	46,000	1,749,380

Diversified Financial Services 11.33%		13,611,313

Bank of America Corp.	67,900	2,801,554

Citigroup, Inc.	178,075	5,242,528

ING Groep NV (Netherlands) (F)	96,975	3,778,672

JPMorgan Chase & Co.	40,975	1,788,559

See notes to financial statements

Classic Value Fund II | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Electric Utilities 1.72%		$2,062,711

Korea Electric Power Corp. (South Korea) (F)	49,055	2,062,711

Electrical Components & Equipment 0.49%		592,588

Tyco Electronics Ltd. (Bermuda) (F)	7,718	286,569

Tyco International Ltd. (Bermuda) (F)	7,718	306,019

Health Care Distributors 2.95%		3,532,635

AmerisourceBergen Corp.	54,750	2,456,633

McKesson Corp.	16,425	1,076,002

Health Care Equipment 2.05%		2,452,186

Boston Scientific Corp. (I)	210,850	2,452,186

Health Care Supplies 0.29%		341,830

Covidien Ltd.	7,718	341,830

Home Improvement Retail 4.55%		5,458,826

Home Depot, Inc. (The)	136,675	3,682,025

Lowe’s Cos., Inc.	78,550	1,776,801

Household Products 0.63%		750,606

Kimberly-Clark Corp.	10,825	750,606

Hypermarkets & Super Centers 3.83%		4,596,151

Wal-Mart Stores, Inc.	96,700	4,596,151

Integrated Oil & Gas 2.47%		2,964,585

BP Plc ADR (United Kingdom) (F)	8,375	612,799

Chevron Corp.	12,550	1,171,292

Exxon Mobil Corp.	12,600	1,180,494

Integrated Telecommunication Services 0.78%		929,905

AT&T, Inc.	22,375	929,905

Investment Banking & Brokerage 5.20%		6,236,026

Lehman Brothers Holdings, Inc.	38,625	2,527,620

Morgan Stanley	69,825	3,708,406

Life & Health Insurance 1.58%		1,891,908

Aegon NV (Netherlands) (F)	45,513	802,774

MetLife, Inc.	17,675	1,089,134

Movies & Entertainment 1.02%		1,227,564

Viacom, Inc. (Class B) (I)	27,950	1,227,564

Multi-Line Insurance 0.06%		72,875

American International Group, Inc.	1,250	72,875

Multi-Utilities 1.38%		1,652,196

Sempra Energy	26,700	1,652,196

Office Electronics 0.58%		693,741

Ricoh Co., Ltd. (Japan) (F)	38,000	693,741

Packaged Foods & Meats 1.22%		1,468,463

Kraft Foods, Inc. (Class A)	34,200	1,115,946

Sara Lee Corp.	21,950	352,517

See notes to financial statements

Annual report | Classic Value Fund II

13

F I N A N C I A L  S T A T E M E N T S

Issuer			Shares	Value

Pharmaceuticals 7.01%				$8,403,553

Bristol-Myers Squibb Co.			67,825	1,798,719

Johnson & Johnson			46,475	3,099,883

Lilly (Eli) & Co.			11,750	627,333

Pfizer, Inc.			126,600	2,877,618

Property & Casualty Insurance 6.24%				7,477,586

ACE Ltd. (Cayman Islands) (F)			14,750	911,255

Allstate Corp. (The)			46,225	2,414,332

Chubb Corp. (The)			14,350	783,223

Fidelity National Financial, Inc. (Class A)			6,234	91,079

XL Capital Ltd. (Class A) (Cayman Islands) (F)			65,150	3,277,697

Restaurants 0.61%				728,422

Compass Group PLC (United Kingdom) (F)			119,375	728,422

Specialty Stores 0.97%				1,165,314

Bed Bath & Beyond, Inc. (I)			39,650	1,165,314

Systems Software 4.71%				5,643,802

CA, Inc.			77,850	1,942,358

Microsoft Corp.			69,675	2,480,430

Oracle Corp. (I)			54,075	1,221,014

Thrifts & Mortgage Finance 11.03%				13,222,443

Countrywide Financial Corp.			160,325	1,433,306

Fannie Mae			138,925	5,554,222

Freddie Mac			166,425	5,670,100

Washington Mutual, Inc.			41,500	564,815

Wireless Telecommunication Services 3.98%				4,768,743

Alcatel-Lucent, ADR (France) (F)			651,469	4,768,743

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

U.S. government and agencies securities 1.00%				$1,200,000
(Cost $1,199,921)

Government U.S. Agency 1.00%				1,200,000

Federal Home Loan Mortgage Assn.,
Discount Note	4.10% (Y)	01-02-08	$1,200	1,200,000

Total investments (Cost $139,700,848) 100.69%				$120,737,604

Other assets and liabilities, net (0.69%)				($829,047)

Total net assets 100.00%				$119,908,557

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Classic Value Fund II | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(Y) Represents current yield on December 31, 2007.

See notes to financial statements

Annual report | Classic Value Fund II

15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $139,700,848)	$120,737,604
Cash	105,038
Receivable for shares sold	848,713
Dividends and interest receivable	88,936
Receivable from affiliates	107,557
Total assets	121,887,848

Liabilities

Payable for shares repurchased	1,767,145
Payable to affiliates
Management fees	82,374
Distribution and service fees	9,410
Other	21,124
Accrued expenses	99,238
Total liabilities	1,979,291

Net assets

Capital paid-in	139,608,100
Accumulated net realized loss on investments and foreign currency transactions	(736,299)
Net unrealized depreciation of investments	(18,963,244)
Net assets	$119,908,557

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($64,556,721 ÷ 6,673,158 shares)	$9.67
Class B ($8,378,752 ÷ 867,893 shares)[1]	$9.65
Class C ($32,047,154 ÷ 3,318,713 shares)[1]	$9.66
Class I ($14,789,300 ÷ 1,529,205 shares)	$9.67
Class R1 ($136,630 ÷ 13,942 shares)	$9.80

Maximum offering price per share

Class A2 ($9.67 ÷ 95%)[1]	$10.18

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Classic Value Fund II | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $56,494)	$2,976,994
Interest	110,577
Securities lending	858
Total investment income	3,088,429

Expenses

Investment management fees (Note 3)	1,049,466
Distribution and service fees (Note 3)	603,539
Transfer agent fees (Note 3)	221,804
Accounting and legal services fees (Note 3)	14,464
Blue sky fees	88,369
Printing fees	56,209
Custodian fees	39,213
Professional fees	13,546
Trustees’ fees	4,256
Miscellaneous	8,784

Total expenses	2,099,650
Less expense reductions (Note 3)	(110,458)

Net expenses	1,989,192

Net investment income	1,099,237

Realized and unrealized loss

Net realized loss on
Investments	(642,392)
Foreign currency transactions	(85,856)
(728,248)
Change in net unrealized appreciation (depreciation) of investments	(22,153,376)
(22,153,376)
Net realized and unrealized loss	(22,881,624)

Decrease in net assets from operations	($21,782,387)

See notes to financial statements

Annual report | Classic Value Fund II

17

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	12-31-06[1]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$56,675	$1,099,237
Net realized gain (loss)	225,402	(728,248)
Change in net unrealized appreciation (depreciation)	3,190,132	(22,153,376)

Increase (decrease) in net assets resulting from operations	3,472,209	(21,782,387)

Distributions to shareholders
From net investment income
Class A	(40,455)	(741,831)
Class B	—	(30,221)
Class C	—	(114,768)
Class I	(9,348)	(177,086)
Class R1	—	(1,175)
From net realized gain
Class A	(78,597)	(115,384)
Class B	(12,170)	(15,346)
Class C	(31,628)	(58,279)
Class I	(7,156)	(20,380)
Class R1	(1,259)	(238)
	(180,613)	(1,274,708)
From Fund share transactions (Note 4)	60,955,368	78,718,688

Total increase	64,246,964	55,661,593

Net assets

Beginning of year	—	64,246,964
End of year[2]	$64,246,964	$119,908,557

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Includes distributions in excess of net investment of $520 and $0, respectively.

See notes to financial statements

Classic Value Fund II | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance
Net asset value, beginning of period	$10.00	$11.39
Net investment income[2]	0.03	0.12
Net realized and unrealized
gain (loss) on investments	1.40	(1.71)
Total from investment operations	1.43	(1.59)
Less distributions
From net investment income	(0.01)	(0.11)
From net realized gain	(0.03)	(0.02)
	(0.04)	(0.13)
Net asset value, end of period	$11.39	$9.67
Total return[3] (%)	14.29[4,5]	(13.97)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$39	$65
Ratio of net expenses to average
net assets (%)	1.30[6]	1.32[8]
Ratio of gross expenses to average
net assets (%)	2.24[6,7]	1.46[7]
Ratio of net investment income
to average net assets (%)	0.63[6]	1.04
Portfolio turnover (%)	12[5]	52

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Classic Value Fund II

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance
Net asset value, beginning of period	$10.00	$11.36
Net investment income (loss)[2]	(0.01)	0.03
Net realized and unrealized
gain (loss) on investments	1.40	(1.69)
Total from investment operations	1.39	(1.66)
Less distributions
From net investment income	—	(0.03)
From net realized gain	(0.03)	(0.02)
	(0.03)	(0.05)
Net asset value, end of period	$11.36	$9.65
Total return[3] (%)	13.86[4,5]	(14.60)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$8
Ratio of net expenses to average
net assets (%)	2.05[6]	2.07[8]
Ratio of gross expenses to average
net assets (%)	2.99[6,7]	2.07
Ratio of net investment income
(loss) to average net assets (%)	(0.11)[6]	0.28
Portfolio turnover (%)	12[5]	52

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Classic Value Fund II | Annual report

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance
Net asset value, beginning of period	$10.00	$11.36
Net investment income (loss)[2]	(0.01)	0.03
Net realized and unrealized
gain (loss) on investments	1.40	(1.68)
Total from investment operations	1.39	(1.65)
Less distributions
From net investment income	—	(0.03)
From net realized gain	(0.03)	(0.02)
	(0.03)	(0.05)
Net asset value, end of period	$11.36	$9.66
Total return[3] (%)	13.86[4,5]	(14.51)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$15	$32
Ratio of net expenses to average
net assets (%)	2.05[6]	2.07[8]
Ratio of gross expenses to average
net assets (%)	2.99[6,7]	2.07
Ratio of net investment loss
to average net assets (%)	(0.15)[6]	0.28
Portfolio turnover (%)	12[5]	52

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Classic Value Fund II

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance
Net asset value, beginning of period	$10.00	$11.39
Net investment income[2]	0.04	0.16
Net realized and unrealized
gain (loss) on investments	1.41	(1.71)
Total from investment operations	1.45	(1.55)
Less distributions
From net investment income	(0.03)	(0.15)
From net realized gain	(0.03)	(0.02)
	(0.06)	(0.17)
Net asset value, end of period	$11.39	$9.67
Total return[3] (%)	14.50[4,5]	(13.63)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$15
Ratio of net expenses to average
net assets (%)	0.94[6]	0.94[8]
Ratio of gross expenses to average
net assets (%)	1.88[6,7]	0.94
Ratio of net investment income
to average net assets (%)	0.74[6]	1.41
Portfolio turnover (%)	12[5]	52

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Classic Value Fund II | Annual report

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-06[1]	12-31-07

Per share operating performance
Net asset value, beginning of period	$10.00	$11.39
Net investment income[2]	0.02	0.09
Net realized and unrealized
gain (loss) on investments	1.40	(1.57)
Total from investment operations	1.42	(1.48)
Less distributions
From net investment income	—	(0.09)
From net realized gain	(0.03)	(0.02)
	(0.03)	(0.11)
Net asset value, end of period	$11.39	$9.80
Total return[3] (%)	14.16[4,5]	(13.05)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	—[6]
Ratio of net expenses to average
net assets (%)	1.46[7]	1.57[9]
Ratio of gross expenses to average
net assets (%)	2.40[7,8]	1.57
Ratio of net investment income
to average net assets (%)	0.46[7]	0.80
Portfolio turnover (%)	12[5]	52

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Classic Value Fund II

23

Notes to financial statements

Note 1
Organization

John Hancock Classic Value Fund II (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital. The Fund commenced operations on July 7, 2006.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between

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the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

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Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $316,389 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on January 1, 2008, the first day of the Fund’s next taxable year.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $180,613. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $1,182,829, long-term capital gain $91,879. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to foreign currency gains and losses and overdistributions.

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Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $2,500,000,000 of the Fund’s average daily net asset value, (b) 0.78% of the next $2,500,000,000 and (c) 0.76% in excess of $5,000,000,000 of the Fund’s daily net asset value. The effective rate for the year ended December 31, 2007 is 0.80% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser contractually limited the Fund’s total expenses to 1.32% of the Fund’s average daily net assets for Class A shares at least until April 30, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $106,775 for the year ended December 31, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $716,720 with regard to sales of Class A shares. Of this amount, $98,065 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $612,019 was paid as sales commissions to unrelated broker-dealers and $6,636 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $19,875 for Class B shares and $26,619 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays

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a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.18% of each respective class’s average daily net asset value until April 30, 2008. There were no transfer agent fee reductions during the year ended December 31, 2007.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $3,683 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$138,037	$188,642
Class B	17,446	94,056
Class C	57,979	317,157
Class I	6,988	—
Class R1	1,354	3,684
Total	$221,804	$603,539

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $14,464 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,415,796	$36,642,179	7,333,800	$83,737,825
Distributions reinvested	9,891	112,464	78,720	773,026
Repurchased	(33,064)	(367,315)	(4,131,985)	(45,786,008)
Net increase	3,392,623	$36,387,328	3,280,535	$38,724,843

Class B shares

Sold	540,125	$5,857,582	639,959	$7,329,987
Distributions reinvested	874	9,915	4,326	42,445
Repurchased	(18,276)	(203,482)	(299,115)	(3,283,672)
Net increase	522,723	$5,664,015	345,170	$4,088,760

Class C shares

Sold	1,366,860	$14,895,524	2,954,346	$33,155,576
Distributions reinvested	2,574	29,218	16,293	159,838
Repurchased	(21,239)	(229,731)	(1,000,121)	(10,515,915)
Net increase	1,348,195	$14,695,011	1,970,518	$22,799,499

Class I shares

Sold	332,852	$3,687,416	2,474,371	$27,332,141
Distributions reinvested	1,413	16,063	19,621	192,679
Repurchased	(997)	(11,084)	(1,298,055)	(14,165,816)
Net increase	333,268	$3,692,395	1,195,937	$13,359,004

Class R1 shares

Sold	48,760	$515,380	57,023	$665,402
Distributions reinvested	111	1,259	143	1,412
Repurchased	(2)	(20)	(92,093)	(920,232)
Net increase (decrease)	48,869	$516,619	(34,927)	($253,418)

Net increase	5,645,678	$60,955,368	6,757,233	$78,718,688

Note 5
Purchase and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $148,098,595 and $64,960,422, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $140,120,758. Gross unrealized appreciation and depreciation of investments aggregated $4,182,092 and $23,565,246, respectively, resulting in net unrealized depreciation of $19,383,154. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and Shareholders of John Hancock Classic Value Fund II,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Classic Value Fund II (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $91,879 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2007, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Classic Value Fund II

Section 15(c) of the Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), initially to review and approve: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the subadvisory agreement with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Fund II (the Fund). The investment advisory agreement with the Adviser and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on June 5–6, 2006, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund. The Independent Trustees also consider information that was provided in connection with the Trustees’ annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates. The Board also reviewed the investment performance of similar accounts managed by the Subadviser compared to the performance of an index.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support approval of the Advisory Agreements.

Investment advisory and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management

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fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expenses information for the similar funds. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund has not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustee considers continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement and the Subadvisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement and the Subadvisory Agreements.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2006	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2006	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2006	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2006	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

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Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2006	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

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Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Classic Value Fund II | Annual report

36

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2006

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

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37

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Pzena Investment	John Hancock Signature	Independent registered public
Management, LLC	Services, Inc.	accounting firm
120 West 45th Street,	P.O. Box 9510	PricewaterhouseCoopers LLP
20th Floor	Portsmouth, NH 03802-9510	125 High Street
New York, NY 10036		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Classic Value Fund II | Annual Report

38

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund II.	3500A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/08

John Hancock

MUTUAL FUNDS

John Hancock

Classic Value Fund

Annual Report

12.31.07

Discussion of Fund performance

By Pzena Investment Management LLC

U.S. stocks navigated a challenging environment to post moderate gains in 2007. The market advanced in the first half of the year, but a meltdown in the subprime mortgage industry, a credit crunch in the financial sector and a slowing U.S. economy led to a sharp increase in volatility and a stock market decline over the last few months. As growth stocks outperformed value in 2007, the valuation spread between the overall market and its most undervalued segment widened dramatically after several years at very narrow levels. In fact, we have seen large-cap valuation spreads this wide only five times in the last 40 years.

For the year ended December 31, 2007, John Hancock Classic Value Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of –14.20%, –14.80%, –14.80%, –13.86% and –14.49%, respectively, at net asset value. The Fund trailed both the –0.17%  return of the Russell 1000 Value Index and the 1.42% return of the average large value fund, according to Morningstar, Inc.

“U.S. stocks navigated a challenging

environment to post moderate

gains in 2007.”

The Fund lagged its benchmark index and peer group average in 2007, with most of the underperformance occurring over the last six  months. The recent decline in financial stocks, which comprised the portfolio’s largest sector weighting, had the biggest negative impact on performance. Government-sponsored mortgage lenders Fannie Mae and Freddie Mac, as well as diversified financial services provider Citigroup, Inc. were the most significant detractors. Outside of financials, telecommunications equipment maker Alcatel-Lucent was the weakest performer.

On the positive side, software makers Microsoft Corp. and Oracle Corp. were the top performance contributors in the portfolio. Energy and utilities produced the best returns in the broader market, and our modest holdings in these two sectors — including natural gas utility Sempra Energy and oil producer BP Plc — were also among the Fund’s best performers.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Classic Value Fund | Annual report

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A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A1	6-24-96	–18.50%	9.99%	8.15%	—	–18.50%	60.97%	118.96%	—

B	11-11-02	–18.69	10.05	—	11.30%	–18.69	61.43	—	73.31%

C	11-11-02	–15.58	10.31	—	11.41	–15.58	63.36	—	74.24

I2	11-11-02	–13.86	11.58	—	12.70	–13.86	72.94	—	84.83

R1 [2]	8-5-03	–14.49	—	—	9.01	–14.49	—	—	46.25

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-08. The net expenses are as follows: Class I — 0.89% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class I — 0.94% . The net expenses equal the gross expenses and are as follows: Class A — 1.30%, Class B — 2.05%, Class C — 2.05%, Class R1 — 1.68% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | Classic Value Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	11-11-02	$17,431	$17,331	$20,395

C2	11-11-02	17,424	17,424	20,395

I3	11-11-02	18,483	18,483	20,395

R1 [3]	8-5-03	14,625	14,625	17,727

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of December 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Classic Value Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$808.00	$5.71

Class B	1,000.00	805.30	9.11

Class C	1,000.00	805.20	9.10

Class I	1,000.00	809.40	4.08

Class R1	1,000.00	806.40	7.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Classic Value Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,018.89	$6.38

Class B	1,000.00	1,015.12	10.16

Class C	1,000.00	1,015.12	10.16

Class I	1,000.00	1,020.70	4.55

Class R1	1,000.00	1,016.91	8.36

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.25%, 2.00%, 2.00%, 0.89% and 1.65% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Classic Value Fund | Annual report

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Portfolio summary

Top 10 holdings[1]

Freddie Mac	5.6%	Allstate Corp. (The)	3.9%

Citigroup, Inc.	4.7%	Torchmark Corp.	3.9%

Alcatel-Lucent ADR	4.6%	Whirlpool Corp.	3.7%

Wal-Mart Stores, Inc.	4.5%	XL Capital Ltd. (Class A)	3.6%

Fannie Mae	4.1%	Pfizer, Inc.	3.3%

Sector distribution[1]

Financials	44%	Telecommunication services	5%

Health care	15%	Industrials	4%

Consumer discretionary	12%	Utilities	4%

Information technology	8%	Energy	2%

Consumer staples	6%

1 As a percentage of net assets on December 31, 2007.

Annual report | Classic Value Fund

11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 100.41%		$6,022,698,284

(Cost $6,801,965,927)

Aerospace & Defense 2.81%		168,732,374

L-3 Communications Holdings, Inc.	454,500	48,149,730

Northrop Grumman Corp.	1,533,350	120,582,644

Apparel Retail 3.03%		182,274,612

TJX Cos., Inc. (The)	6,344,400	182,274,612

Auto Parts & Equipment 2.03%		122,046,493

Magna International, Inc. (Class A) (Canada) (F)	1,517,425	122,046,493

Biotechnology 2.49%		149,096,456

Amgen, Inc. (I)(L)	3,210,518	149,096,456

Consumer Finance 3.51%		210,419,697

Capital One Financial Corp.	4,077,750	192,714,465

Discover Financial Services	1,174,087	17,705,232

Data Processing & Outsourced Services 2.01%		120,369,754

Affiliated Computer Services, Inc. (Class A) (I)	872,100	39,331,710

Computer Sciences Corp. (I)	1,638,125	81,038,044

Diversified Banks 2.15%		128,943,478

Comerica, Inc.	2,962,175	128,943,478

Diversified Financial Services 7.99%		479,375,498

Bank of America Corp.	4,532,425	187,007,856

Citigroup, Inc.	9,707,675	285,793,952

JPMorgan Chase & Co.	150,600	6,573,690

Electric Utilities 1.95%		117,108,582

Wisconsin Energy Corp.	2,404,200	117,108,582

Electrical Components & Equipment 1.53%		91,666,530

Tyco Electronics Ltd. (Bermuda) (F)	1,198,275	44,491,951

Tyco International Ltd. (Bermuda) (F)	1,189,775	47,174,579

Health Care Distributors 2.70%		161,722,698

AmerisourceBergen Corp.	3,604,250	161,722,698

Health Care Supplies 0.93%		55,562,912

Covidien Ltd.	1,254,525	55,562,912

See notes to financial statements

Classic Value Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Home Improvement Retail 3.20%		$191,957,603

Home Depot, Inc. (The)	7,125,375	191,957,603

Household Appliances 3.70%		222,196,860

Whirlpool Corp.	2,722,000	222,196,860

Household Products 2.00%		119,748,447

Kimberly-Clark Corp.	1,726,975	119,748,447

Hypermarkets & Super Centers 4.48%		268,658,572

Wal-Mart Stores, Inc.	5,652,400	268,658,572

Integrated Oil & Gas 1.99%		119,512,220

BP Plc ADR (United Kingdom) (F)	1,633,350	119,512,220

Investment Banking & Brokerage 4.27%		256,011,261

Lehman Brothers Holdings, Inc.	1,733,275	113,425,516

Morgan Stanley	2,684,725	142,585,745

Life & Health Insurance 4.85%		290,838,035

MetLife, Inc.	950,025	58,540,541

Torchmark Corp.	3,837,725	232,297,494

Multi-Utilities 2.02%		120,967,665

Sempra Energy	1,954,875	120,967,665

Pharmaceuticals 8.74%		524,133,042

Bristol-Myers Squibb Co.	5,510,225	146,131,167

Johnson & Johnson	2,688,900	179,349,630

Pfizer, Inc.	8,739,650	198,652,245

Property & Casualty Insurance 9.43%		565,452,341

Allstate Corp. (The)	4,450,750	232,462,673

Fidelity National Financial, Inc. (Class A)	7,751,931	113,255,712

XL Capital Ltd. (Class A) (Cayman Islands) (F)	4,367,600	219,733,956

Systems Software 6.34%		380,284,505

CA, Inc.	6,303,300	157,267,335

Microsoft Corp.	4,180,000	148,808,000

Oracle Corp. (I)	3,286,500	74,209,170

Thrifts & Mortgage Finance 11.68%		700,863,912

Countrywide Financial Corp. (L)	8,163,924	72,985,481

Fannie Mae	6,175,950	246,914,481

Freddie Mac	9,924,913	338,141,786

Washington Mutual, Inc.	3,146,375	42,822,164

Wireless Telecommunication Services 4.58%		274,754,737

Alcatel-Lucent ADR (France) (F)(L)	37,534,801	274,754,737

See notes to financial statements

Annual report | Classic Value Fund

13

F I N A N C I A L   S T A T E M E N T S

	Interest
Issuer, description, maturity date	rate	Shares	Value

Short-term investments 2.52%			$151,207,807

(Cost $151,207,807)

Cash Equivalents 2.52%			151,207,807

John Hancock Cash Investment Trust (T)(W)	5.10% (Y)	151,207,807	151,207,807

Total investments (Cost $6,953,173,734) 102.93%			$6,173,906,091

Other assets and liabilities, net (2.93%)			($175,637,326)

Total net assets 100.00%			$5,998,268,765

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of December 31, 2007.

See notes to financial statements

Classic Value Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $6,801,965,927) including
$149,778,723 of securities loaned (Note 2)	$6,022,698,284
Investments in affiliated issuers, at value (cost $151,207,807)	151,207,807

Total investments, at value (cost $6,953,173,734)	6,173,906,091
Receivable for investments sold	72,747,961
Receivable for shares sold	24,255,940
Dividends and interest receivable	7,338,407
Receivable from affiliates	161,975
Other assets	1,791

Total assets	6,278,412,165

Liabilities

Due to custodian	41,773,924
Payable for shares repurchased	80,174,213
Payable upon return of securities loaned (Note 2)	151,207,807
Payable to affiliates
Management fees	4,542,390
Distribution and service fees	309,309
Other	956,128
Other payables and accrued expenses	1,179,629

Total liabilities	280,143,400

Net assets

Capital paid-in	6,691,631,211
Accumulated net realized gain on investments	85,906,832
Net unrealized depreciation of investments	(779,267,643)
Distributions in excess of net investment income	(1,635)

Net assets	$5,998,268,765

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($4,000,906,223 ÷ 185,801,023 shares)	$21.53
Class B ($208,303,954 ÷ 9,762,618 shares)[1]	$21.34
Class C ($612,496,145 ÷ 28,715,999 shares)[1]	$21.33
Class I ($1,154,954,051 ÷ 53,535,554 shares)	$21.57
Class R1 ($21,608,392 ÷ 1,002,767 shares)	$21.55

Maximum offering price per share

Class A2 ($21.53 ÷ 95%)	$22.66

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Classic Value Fund

15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $2,119,763)	$211,053,480
Interest	9,326,985
Securities lending	489,624

Total investment income	220,870,089

Expenses

Investment management fees (Note 3)	72,747,627
Distribution and service fees (Note 3)	28,110,920
Transfer agent fees (Note 3)	12,645,000
Accounting and legal services fees (Note 3)	1,059,992
Custodian fees	1,231,426
Printing fees	675,374
Trustees’ fees	409,021
Professional fees	276,165
Blue sky fees	18,780
Miscellaneous	346,343

Total expenses	117,520,648
Less expense reductions (Note 3)	(844,180)

Net expenses	116,676,468

Net investment income	104,193,621

Realized and unrealized gain

Net realized gain on investments	678,062,273
678,062,273
Change in net unrealized appreciation (depreciation) of investments	(1,950,836,569)
(1,950,836,569)
Net realized and unrealized loss	(1,272,774,296)

Decrease in net assets from operations	($1,168,580,675)

See notes to financial statements

Classic Value Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$56,644,978	$104,193,621
Net realized gain	337,448,543	678,062,273
Change in net unrealized appreciation (depreciation)	731,449,003	(1,950,836,569)

Increase (decrease) in net assets resulting from operations	1,125,542,524	(1,168,580,675)

Distributions to shareholders
From net investment income
Class A	(40,222,324)	(73,327,961)
Class B	—	(1,891,117)
Class C	—	(5,821,733)
Class I	(16,820,199)	(26,404,824)
Class R1	(88,050)	(279,498)
From net realized gain
Class A	(176,103,905)	(326,653,899)
Class B	(10,051,102)	(16,975,708)
Class C	(34,218,336)	(52,259,104)
Class I	(46,267,925)	(93,211,048)
Class R1	(853,592)	(1,642,127)
	(324,625,433)	(598,467,019)
From Fund share transactions (Note 4)	3,423,713,999	(1,280,560,604)

Total increase (decrease)	4,224,631,090	(3,047,608,298)

Net assets

Beginning of year	4,821,245,973	9,045,877,063

End of year[1]	$9,045,877,063	$5,998,268,765

1 Includes distributions in excess of net investment of $1,636 and $1,635, respectively.

See notes to financial statements

Annual report | Classic Value Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.07	$20.27	$23.01	$24.64	$27.67
Net investment income[1]	0.20	0.17	0.15	0.23	0.34
Net realized and unrealized
gain (loss) on investments	5.25	2.73	1.88	3.84	(4.24)
Total from investment operations	5.45	2.90	2.03	4.07	(3.90)
Less distributions
From net investment income	(0.13)	(0.09)	(0.10)	(0.19)	(0.41)
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)
	(0.25)	(0.16)	(0.40)	(1.04)	(2.24)
Net asset value, end of period	$20.27	$23.01	$24.64	$27.67	$21.53
Total return[2] (%)	36.25[3]	14.28[3]	8.81[3]	16.54	(14.20)

Ratios and supplemental data

Net assets, end of period
(in millions)	$145	$1,223	$3,017	$5,987	$4,000
Ratio of net expenses to average
net assets (%)	1.16	1.30	1.32	1.30	1.28[5]
Ratio of gross expenses to average
net assets (%)	1.52[4]	1.40[4]	1.36[4]	1.30	1.28
Ratio of net investment income
to average net assets (%)	1.13	0.81	0.65	0.89	1.22
Portfolio turnover (%)	25	16	27	20	35

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.05	$20.24	$22.89	$24.42	$27.40
Net investment income (loss)[1]	0.07	0.01	(0.03)	0.04	0.13
Net realized and unrealized
gain (loss) on investments	5.24	2.71	1.86	3.79	(4.16)
Total from investment operations	5.31	2.72	1.83	3.83	(4.03)
Less distributions
From net investment income	—[2]	—	—	—	(0.20)
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)
	(0.12)	(0.07)	(0.30)	(0.85)	(2.03)
Net asset value, end of period	$20.24	$22.89	$24.42	$27.40	$21.34
Total return[3] (%)	35.36[4]	13.44[4]	7.99[4]	15.68	(14.80)

Ratios and supplemental data

Net assets, end of period
(in millions)	$47	$200	$296	$332	$208
Ratio of net expenses to average
net assets (%)	1.91	2.05	2.07	2.01	2.03[6]
Ratio of gross expenses to average
net assets (%)	2.27[5]	2.15[5]	2.11[5]	2.01	2.03
Ratio of net investment income
(loss) to average net assets (%)	0.38	0.03	(0.11)	0.17	0.46
Portfolio turnover (%)	25	16	27	20	35

1 Based on the average of the shares outstanding.

2 Less than $0.01 per share.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Classic Value Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.05	$20.24	$22.89	$24.42	$27.39
Net investment income (loss)[1]	0.07	0.01	(0.02)	0.03	0.13
Net realized and unrealized
gain (loss) on investments	5.24	2.71	1.85	3.79	(4.16)
Total from investment operations	5.31	2.72	1.83	3.82	(4.03)
Less distributions
From net investment income	—[2]	—	—	—	(0.20)
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)
	(0.12)	(0.07)	(0.30)	(0.85)	(2.03)
Net asset value, end of period	$20.24	$22.89	$24.42	$27.39	$21.33
Total return[3] (%)	35.36[4]	13.44[4]	7.99[4]	15.64	(14.80)

Ratios and supplemental data

Net assets, end of period
(in millions)	$82	$423	$832	$1,132	$612
Ratio of net expenses to average
net assets (%)	1.91	2.05	2.07	2.05	2.03[6]
Ratio of gross expenses to average
net assets (%)	2.26[5]	2.15[5]	2.11[5]	2.05	2.03
Ratio of net investment income
(loss) to average net assets (%)	0.39	0.04	(0.10)	0.13	0.46
Portfolio turnover (%)	25	16	27	20	35

1 Based on the average of the shares outstanding.

2 Less than $0.01 per share.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Classic Value Fund | Annual report

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.08	$20.30	$23.05	$24.69	$27.73
Net investment income[1]	0.27	0.27	0.26	0.34	0.45
Net realized and unrealized
gain (loss) on investments	5.26	2.73	1.88	3.86	(4.26)
Total from investment operations	5.53	3.00	2.14	4.20	(3.81)
Less distributions
From net investment income	(0.19)	(0.18)	(0.20)	(0.31)	(0.52)
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)
	(0.31)	(0.25)	(0.50)	(1.16)	(2.35)
Net asset value, end of period	$20.30	$23.05	$24.69	$27.73	$21.57
Total return[2,3] (%)	36.81	14.77	9.28	17.01	(13.86)

Ratios and supplemental data

Net assets, end of period
(in millions)	$23	$206	$665	$1,567	$1,155
Ratio of net expenses to average
net assets (%)	0.76	0.86	0.89	0.89	0.88[5]
Ratio of gross expenses to average
net assets[4] (%)	1.12	1.01	0.98	0.94	0.92
Ratio of net investment income
to average net assets (%)	1.54	1.25	1.09	1.30	1.61
Portfolio turnover (%)	25	16	27	20	35

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Classic Value Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$17.20	$20.27	$23.02	$24.63	$27.67
Net investment income[2]	0.05	0.07	0.08	0.13	0.23
Net realized and unrealized
gain (loss) on investments	3.24	2.75	1.86	3.85	(4.21)
Total from investment operations	3.29	2.82	1.94	3.98	(3.98)
Less distributions
From net investment income	(0.10)	—	(0.03)	(0.09)	(0.31)
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)
	(0.22)	(0.07)	(0.33)	(0.94)	(2.14)
Net asset value, end of period	$20.27	$23.02	$24.63	$27.67	$21.55
Total return[3] (%)	19.21[4,5]	13.91[4]	8.44[4]	16.15	(14.49)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[6]	$2	$12	$29	$22
Ratio of net expenses to average
net assets (%)	1.55[7]	1.72	1.65	1.68	1.64[10]
Ratio of gross expenses to average
net assets (%)	1.91[7,8]	1.82[8]	1.69[8]	1.68	1.64
Ratio of net investment income
to average net assets (%)	0.69[7]	0.35	0.34	0.51	0.85
Portfolio turnover (%)	25[9]	16	27	20	35

1 Class R1 shares began operations on 8-5-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

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Notes to financial statements

Note 1
Organization

John Hancock Classic Value Fund (the Fund) is a non-diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital. The Fund was closed to most new investors from September 2006 to October 2007.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of

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23

such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/ premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as

Classic Value Fund | Annual report

24

opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $1,540 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006 the tax character of distributions paid was as follows: ordinary income $89,265,564 and long-term capital gain $235,359,869. During the year ended December 31, 2007 the tax character of distributions paid was as follows: ordinary income $122,281,257 and long-term capital gain $476,185,762. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, the components of distributable earnings on a tax basis included $88,579,770 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

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25

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to treating a portion of the proceeds from redemptions as a distribution for tax purposes.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s average daily net asset value, (b) 0.825% of the next $2,500,000,000 and (c) 0.80% in excess of $5,000,000,000 of the Fund’s daily net asset value. The effective rate for the year ended December 31, 2007 is 0.82% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 0.89% of the Fund’s average daily net asset value, on an annual basis, and total operating expenses of Class A shares to 1.32% and Class B and Class C shares to 2.07% of the net asset value of each respective class, on an annual basis, at least until April 30, 2008. There were no expense reductions related to these total expense limitations during the year ended December 31, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $2,000,020 with regard to sales of Class A shares. Of this amount, $139,190 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,809,150 was paid as sales commissions to unrelated broker-dealers and $51,680 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $749,313 for Class B shares and $104,195 for Class C shares.

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The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value. The Adviser has agreed to reimburse the Class I transfer agent fee. Accordingly, the transfer agent expense for Class I shares was reduced by $689,976 for the year ended December 31, 2007. The Adviser terminated this limitation September 30, 2007. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fees to 0.18% of each respective class’s average daily net asset value until April 30, 2008. There were no expense reductions related to this transfer agent fee limitation during the year ended December 31, 2007.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $154,204 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007, were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$9,568,205	$14,837,961
Class B	487,365	3,002,807
Class C	1,626,145	10,131,774
Class I	888,382	—
Class R1	74,903	138,378
Total	$12,645,000	$28,110,920

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $1,059,992 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	117,043,819	$3,048,623,694	58,641,767	$1,616,890,345
Distributions reinvested	7,355,963	203,613,033	17,287,953	378,260,416
Repurchased	(30,461,645)	(800,976,770)	(106,520,477)	(2,788,561,199)
Net increase (decrease)	93,938,137	$2,451,259,957	(30,590,757)	($793,410,438)

Class B shares

Sold	2,326,765	$59,227,030	376,700	$10,255,929
Distributions reinvested	335,892	9,210,152	789,591	17,126,244
Repurchased	(2,681,332)	(69,005,560)	(3,522,251)	(93,121,578)
Net decrease	(18,675)	($568,378)	(2,355,960)	($65,739,405)

Class C shares

Sold	11,926,885	$302,851,168	1,606,141	$43,429,412
Distributions reinvested	1,148,648	31,484,442	2,477,560	53,713,489
Repurchased	(5,825,831)	(150,272,344)	(16,681,013)	(430,300,693)
Net increase (decrease)	7,249,702	$184,063,266	(12,597,312)	($333,157,792)

Class I shares

Sold	34,873,183	$910,196,703	$21,957,511	592,709,537
Distributions reinvested	1,789,171	49,631,588	4,735,716	103,806,886
Repurchased	(7,086,402)	(185,474,374)	(29,653,564)	(783,321,846)
Net increase (decrease)	29,575,952	$774,353,917	(2,960,337)	($86,805,423)

Class R1 shares

Sold	782,124	$20,447,707	350,637	9,363,128
Distributions reinvested	33,785	935,166	87,625	1,919,000
Repurchased	(260,381)	(6,777,636)	(473,051)	(12,729,674)
Net increase (decrease)	555,528	$14,605,237	(34,789)	($1,447,546)

Net increase (decrease)	131,300,644	$3,423,713,999	(48,539,155)	($1,280,560,604)

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $2,979,503,197 and $4,213,559,424, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $6,955,846,672. Gross unrealized appreciation and depreciation of investments aggregated $456,635,669 and $1,238,576,250, respectively, resulting in net unrealized depreciation of $781,940,581. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
SEC settlement

On June 25, 2007, the Adviser and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue

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sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $4,200, which was recorded as a realized gain to the Fund’s books on June 25, 2007.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and Shareholders of John Hancock Classic Value Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Classic Value Fund (the Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $647,273,191 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2007, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and
Continuation of Investment Advisory
and Subadvisory Agreement: John
Hancock Classic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Fund (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and, in particular, the Subadviser. The Board met with representatives of the Subadviser that were responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board further considered the culture of

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compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board favorably noted that the Fund’s performance during the 5- and 10-year periods was appreciably higher than the performance of the Peer Group and Category medians, and its benchmark index, the Russell 1000 Value Index. The Board also noted that the Fund’s performance was lower than the performance of the Peer Group median and benchmark index for the 3-year period, but higher than the performance of the Category median. The Board noted that the Fund’s performance for the more recent 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Subadviser provided the Board with supplemental information, including more recent information regarding the Fund’s performance results, which showed an improvement. The Subadviser also discussed with the Board additional measures that may be taken in the future with the objective of improving performance. The Board intends to continue to monitor the Fund’s performance trends to assess whether remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

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Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to additional breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2004	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2002	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

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35

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2002	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

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Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

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37

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Pzena Investment	John Hancock Signature	Independent registered public
Management, LLC	Services, Inc.	accounting firm
120 West 45th Street,	P.O. Box 9510	PricewaterhouseCoopers LLP
20th Floor	Portsmouth, NH 03802-9510	125 High Street
New York, NY 10036		Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

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1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.	3800A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/08

John Hancock

MUTUAL FUNDS

John Hancock

Large Cap Select Fund

Annual Report

12.31.07

Discussion of Fund performance

By Shay Assets Management, Inc.

U.S. stock returns were respectable, although uninspiring, for the 12-month period ended December 31, 2007, dampened by increasing volatility and a final-quarter decline amid growing concerns about seized-up credit markets, decelerating profit growth and slowing economic growth.

“Our focus on companies that
offer steady and sustainable
earnings growth meant that
the Fund was significantly
underweighted in some of the
index’s best performers…”

For the 12 months ended December 31, 2007, John Hancock Large Cap Select Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted returns of 2.24%, 1.48%, 1.48%, 2.63% and 1.61%, respectively, at net asset value. Meanwhile, Morningstar, Inc.’s average large blend fund rose 6.16% and the Standard & Poor’s 500 Index gained 5.49% . Our focus on companies that offer steady and sustainable earnings growth meant that the Fund was significantly underweighted in some of the index’s best performers, particularly the economically cyclical energy and materials companies. That said, Exxon Mobil Corp., one of our top winners of 2007, is a large energy holding that benefited from rising crude oil prices. Aiding the Fund’s relative returns was our comparatively large stake in consumer staples companies. Procter & Gamble Co. was one of our top performers, buoyed by the positive impact of the lower U.S. dollar on overseas operations. PepsiCo, Inc. and Coca-Cola Co. benefited from similar trends. Microsoft Corp. was another winner, bolstered by a surge in sales for the Office software package and Windows operating system. Shares of Berkshire Hathaway, Inc. climbed, thanks to impressive results at the holding company’s collected operating companies and strong returns on equity investments. UnitedHealth Group, Inc. rose thanks to investors’ growing appetite for recession-resistant companies, as well as impressive earnings and revenue growth. While our underweighting in financial stocks helped, the financial stocks we did hold generally were our worst performers, with losses from Merrill Lynch, which we eliminated from the portfolio, insurance giant American International Group, Inc. and bank Wells Fargo & Co. Home Depot, Inc. declined, suffering from the slumping housing market. FedEx Corp. came under pressure due to the twin boogey men of slowing shipments and higher energy costs.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Large Cap Select Fund | Annual report

6

A look at performance

For the periods ended December 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A1	12-31-64	–2.87%	5.97%	4.85%	—	–2.87%	33.64%	60.56%	—

B	8-25-03	–3.29	—	—	5.39%	–3.29	—	—	25.64%

C	8-25-03	0.52	—	—	5.77	0.52	—	—	27.64

I2	8-25-03	2.63	—	—	6.99	2.63	—	—	34.15

R1 [2]	11-3-03	1.61	—	—	5.09	1.61	—	—	22.93

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-08. The net expenses are as follows: Class A — 1.35%, Class B — 2.10%, Class C — 2.10%, Class I — 0.95%, Class R1 — 2.09% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.48%, Class B — 2.23%, Class C — 2.23%, Class I — 1.08%, Class R1 — 2.22% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective August 22, 2003, shareholders of the former M.S.B. Fund, Inc. became owners of that number of full and fractional shares of Class A shares of John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | Large Cap Select Fund

7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Large Cap Select Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	8-25-03	$12,764	$12,564	$16,003

C2	8-25-03	12,764	12,764	16,003

I3	8-25-03	13,415	13,415	16,003

R1 [3]	11-3-03	12,293	12,293	14,969

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of December 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Large Cap Select Fund | Annual report

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,003.60	$6.53

Class B	1,000.00	999.90	10.30

Class C	1,000.00	1,000.50	10.30

Class I	1,000.00	1,006.40	4.81

Class R1	1,000.00	1,000.90	10.64

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Large Cap Select Fund

9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2007, with the same investment held until December 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-07	on 12-31-07	period ended 12-31-07[1]

Class A	$1,000.00	$1,018.69	$6.58

Class B	1,000.00	1,014.90	10.38

Class C	1,000.00	1,014.91	10.37

Class I	1,000.00	1,020.41	4.84

Class R1	1,000.00	1,015.57	10.71

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.04%, 2.04%, 0.95% and 2.11% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Large Cap Select Fund | Annual report

10

Portfolio summary

Top 10 holdings[1]
Berkshire Hathaway, Inc. (Class A)	5.2%	Coca-Cola Co. (The)	4.8%

Wal-Mart Stores, Inc.	5.1%	PepsiCo, Inc.	4.8%

Johnson & Johnson	5.1%	General Electric Co.	4.5%

Procter & Gamble Co. (The)	4.9%	American International Group, Inc.	3.9%

Microsoft Corp.	4.8%	UnitedHealth Group, Inc.	3.9%

Sector distribution[1]
Consumer staples	25%	Industrials	13%

Information technology	17%	Consumer discretionary	10%

Health care	15%	Energy	3%

Financials	14%	Other	3%

1 As a percentage of net assets on December 31, 2007.

Annual report | Large Cap Select Fund

11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-07

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.18%		$58,816,770
(Cost $42,164,960)

Advertising 2.83%		1,711,080

Omnicom Group, Inc.	36,000	1,711,080

Air Freight & Logistics 2.21%		1,337,550

FedEx Corp.	15,000	1,337,550

Brewers 3.46%		2,093,600

Anheuser-Busch Cos., Inc.	40,000	2,093,600

Communications Equipment 3.04%		1,840,760

Cisco Systems, Inc. (I)	68,000	1,840,760

Computer Hardware 5.65%		3,416,400

Dell, Inc. (I)	60,000	1,470,600

International Business Machines Corp.	18,000	1,945,800

Consumer Finance 2.58%		1,560,600

American Express Co.	30,000	1,560,600

Data Processing & Outsourced Services 3.31%		2,003,850

Automatic Data Processing, Inc.	45,000	2,003,850

Diversified Banks 2.74%		1,660,450

Wells Fargo & Co.	55,000	1,660,450

Food Distributors 2.37%		1,435,660

Sysco Corp.	46,000	1,435,660

Health Care Equipment 3.16%		1,910,260

Medtronic, Inc.	38,000	1,910,260

Home Improvement Retail 2.89%		1,751,100

Home Depot, Inc. (The)	65,000	1,751,100

Household Products 4.85%		2,936,800

Procter & Gamble Co. (The)	40,000	2,936,800

Hypermarkets & Super Centers 5.10%		3,089,450

Wal-Mart Stores, Inc.	65,000	3,089,450

Industrial Conglomerates 8.02%		4,851,180

3M Co.	25,000	2,108,000

General Electric Co.	74,000	2,743,180

See notes to financial statements

Large Cap Select Fund | Annual report

12

F I N A N C I A L  S T A T E M E N T S

Issuer			Shares	Value

Industrial Machinery 2.92%				$1,766,820

Illinois Tool Works, Inc.			33,000	1,766,820

Insurance Brokers 5.15%				3,115,200

Berkshire Hathaway, Inc. (Class A) (I)			22	3,115,200

Integrated Oil & Gas 2.79%				1,686,420

Exxon Mobil Corp.			18,000	1,686,420

Managed Health Care 3.85%				2,328,000

UnitedHealth Group, Inc.			40,000	2,328,000

Motorcycle Manufacturers 1.54%				934,200

Harley-Davidson, Inc.			20,000	934,200

Multi-Line Insurance 3.85%				2,332,000

American International Group, Inc.			40,000	2,332,000

Pharmaceuticals 7.85%				4,752,700

Abbott Laboratories			30,000	1,684,500

Johnson & Johnson			46,000	3,068,200

Soft Drinks 9.53%				5,768,590

Coca-Cola Co. (The)			47,000	2,884,390

PepsiCo, Inc.			38,000	2,884,200

Specialty Stores 2.67%				1,614,900

Staples, Inc.			70,000	1,614,900

Systems Software 4.82%				2,919,200

Microsoft Corp.			82,000	2,919,200

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Short-term investments 2.81%				$1,700,000
(Cost $1,699,888)

Government U.S. Agency 2.81%				1,700,000

Federal Home Loan Bank,
Disc Note	4.150% (Y)	01-02-08	$1,700	1,700,000

Total investments (Cost $43,864,848) 99.99%				$60,516,770

Other assets and liabilities, net (0.01%)				3,077

Total net assets 100.00%				$60,519,847

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income-producing security.

(Y) Represents current yield on December 31, 2007.

See notes to financial statements

Annual report | Large Cap Select Fund

13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $43,864,848)	$60,516,770
Cash	66,262
Receivable for shares sold	8,297
Receivable from affiliates	1,594
Dividends and interest receivable	81,076
Other assets	70,861
Total assets	60,744,860

Liabilities

Payable for shares repurchased	58,618
Payable to affiliates
Management fees	39,038
Distribution and service fees	3,078
Other	12,149
Other payables and accrued expenses	112,130
Total liabilities	225,013

Net assets

Capital paid-in	43,372,339
Accumulated net realized gain on investments	484,908
Net unrealized appreciation of investments	16,651,922
Undistributed net investment income	10,678
Net assets	$60,519,847

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($51,845,626 ÷ 2,820,497 shares)	$18.38
Class B ($3,318,103 ÷ 184,213 shares)[1]	$18.01
Class C ($2,130,042 ÷ 118,240 shares)[1]	$18.01
Class I ($2,992,689 ÷ 162,569 shares)	$18.41
Class R1 ($233,387 ÷ 12,808 shares)	$18.22

Maximum offering price per share

Class A2 ($18.38 ÷ 95%)	$19.35

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Large Cap Select Fund | Annual report

14

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,069,572
Interest	99,244
Securities lending	4,170

Total investment income	1,172,986

Expenses

Investment management fees (Note 3)	485,129
Distribution and service fees (Note 3)	197,206
Transfer agent fees (Note 3)	120,037
Accounting and legal services fees (Note 3)	8,422
Blue sky fees	63,262
Printing fees	46,672
Professional fees	23,139
Custodian fees	19,617
Trustees’ fees	3,014
Miscellaneous	3,756

Total expenses	970,254
Less expense reductions (Note 3)	(72,698)

Net expenses	897,556

Net investment income	275,430

Realized and unrealized gain (loss)

Net realized gain on investments	4,309,028
Change in net unrealized depreciation of investments	(3,083,140)

Net realized and unrealized gain	1,225,888

Increase in net assets from operations	$1,501,318

See notes to financial statements

Annual report | Large Cap Select Fund

15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-06	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$265,891	$275,430
Net realized gain	3,552,553	4,309,028
Change in net unrealized appreciation (depreciation)	5,395,848	(3,083,140)

Increase in net assets resulting from operations	9,214,292	1,501,318

Distributions to shareholders
From net investment income
Class A	(235,091)	(246,296)
Class I	(27,074)	(25,100)
From net realized gain
Class A	(2,577,373)	(3,149,359)
Class B	(163,028)	(198,731)
Class C	(117,823)	(127,251)
Class I	(146,197)	(176,085)
Class R1	(12,570)	(13,024)
	(3,279,156)	(3,935,846)
From Fund share transactions (Note 4)	(9,112,955)	(7,128,043)

Total decrease	(3,177,819)	(9,562,571)

Net assets

Beginning of year	73,260,237	70,082,418
End of year[1]	$70,082,418	$60,519,847

1 Includes undistributed net investment income of $6,645 and $10,678, respectively.

See notes to financial statements

Large Cap Select Fund | Annual report

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.27	$17.80	$18.44	$17.60	$19.20
Net investment income (loss)[2]	(0.01)	0.08	0.05	0.08	0.09
Net realized and unrealized
gain (loss) on investments	2.63	0.84	(0.48)	2.46	0.36
Total from investment operations	2.62	0.92	(0.43)	2.54	0.45
Less distributions
From net investment income	—	(0.07)	(0.04)	(0.08)	(0.09)
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)
	(0.09)	(0.28)	(0.41)	(0.94)	(1.27)
Net asset value, end of period	$17.80	$18.44	$17.60	$19.20	$18.38
Total return[3,4] (%)	17.15	5.17	(2.38)	14.37	2.24

Ratios and supplemental data

Net assets, end of period
(in millions)	$55	$65	$58	$60	$52
Ratio of net expenses to average
net assets (%)	1.51	1.34	1.36	1.35	1.34[5]
Ratio of gross expenses to average
net assets[6] (%)	1.89	1.44	1.47	1.48	1.45
Ratio of net investment income
(loss) to average net assets (%)	(0.03)	0.45	0.26	0.46	0.48
Portfolio turnover (%)	22	13	23	12	12

1 Effective 8-22-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Annual report | Large Cap Select Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$16.29	$17.76	$18.33	$17.39	$18.89
Net investment loss[2]	(0.03)	(0.03)	(0.09)	(0.05)	(0.05)
Net realized and unrealized
gain (loss) on investments[2]	1.59	0.81	(0.48)	2.41	0.35
Total from investment operations	1.56	0.78	(0.57)	2.36	0.30
Less distributions
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)
Net asset value, end of period	$17.76	$18.33	$17.39	$18.89	$18.01
Total return[3,4] (%)	9.57[5]	4.40	(3.14)	13.52	1.48

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$6	$5	$4	$3
Ratio of net expenses to average
net assets (%)	2.13[6]	2.09	2.11	2.10	2.09[7]
Ratio of gross expenses to average
net assets[8] (%)	3.02[6]	2.19	2.22	2.23	2.20
Ratio of net investment loss
to average net assets (%)	(0.49)[6]	(0.18)	(0.50)	(0.29)	(0.27)
Portfolio turnover (%)	22[9]	13	23	12	12

1 Class B shares began operations on 8-25-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

8 Does not take into consideration expense reductions during the periods shown.

9 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

See notes to financial statements

Large Cap Select Fund | Annual report

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance

Net asset value, beginning of period	$16.29	$17.76	$17.76	$17.39	$18.89
Net investment loss[2]	(0.03)	—[3]	(0.09)	(0.05)	(0.05)
Net realized and unrealized
gain (loss) on investments	1.59	0.78	(0.48)	2.41	0.35
Total from investment operations	1.56	0.78	(0.57)	2.36	0.30
Less distributions
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)
Net asset value, end of period	$17.76	$18.33	$17.39	$18.89	$18.01
Total return[4,5] (%)	9.57[6]	4.40	(3.14)	13.52	1.48

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$6	$7	$3	$2
Ratio of net expenses to average
net assets (%)	2.13[7]	2.09	2.11	2.10	2.09[8]
Ratio of gross expenses to average
net assets[9] (%)	3.02[7]	2.19	2.22	2.23	2.20
Ratio of net investment loss
to average net assets (%)	(0.45)[7]	(0.01)	(0.49)	(0.30)	(0.27)
Portfolio turnover (%)	22[10]	13	23	12	12

1 Class C shares began operations on 8-25-03.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

9 Does not take into consideration expense reductions during the periods shown.

10 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

See notes to financial statements

Annual report | Large Cap Select Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$16.29	$17.83	$18.46	$17.62	$19.23
Net investment income[2]	0.04	0.15	0.12	0.16	0.17
Net realized and unrealized
gain (loss) on investments	1.59	0.84	(0.48)	2.47	0.36
Total from investment operations	1.63	0.99	(0.36)	2.63	0.53
Less distributions
From net investment income	—	(0.15)	(0.11)	(0.16)	(0.17)
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)
	(0.09)	(0.36)	(0.48)	(1.02)	(1.35)
Net asset value, end of period	$17.83	$18.46	$17.62	$19.23	$18.41
Total return[3,4] (%)	10.00[5]	5.54	(1.98)	14.87	2.63

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	$3	$3
Ratio of net expenses to average
net assets (%)	0.95[6]	0.95	0.95	0.95	0.95[7]
Ratio of gross expenses to average
net assets[8] (%)	1.84[6]	1.05	1.06	1.08	1.06
Ratio of net investment income
to average net assets (%)	0.61[6]	0.83	0.67	0.85	0.86
Portfolio turnover (%)	22[9]	13	23	12	12

1 Class I shares began operations on 8-25-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

8 Does not take into consideration expense reductions during the periods shown.

9 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07

Per share operating performance
Net asset value, beginning of period	$17.10	$17.79	$18.45	$17.54	$19.07
Net investment income (loss)[2]	(0.02)	0.07	(0.06)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments	0.80	0.81	(0.48)	2.44	0.36
Total from investment operations	0.78	0.88	(0.54)	2.39	0.33
Less distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)
	(0.09)	(0.22)	(0.37)	(0.86)	(1.18)
Net asset value, end of period	$17.79	$18.45	$17.54	$19.07	$18.22
Total return[3,4] (%)	4.56[5]	4.98	(2.96)	13.58	1.61

Ratios and supplemental data

Net assets, end of period
(in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratio of net expenses to average
net assets (%)	1.88[7]	1.44	1.98	2.09	1.94[8]
Ratio of gross expenses to average
net assets[9] (%)	2.77[7]	1.54	2.09	2.22	2.05
Ratio of net investment income
[loss] to average net assets (%)	(0.27)[7]	0.40	(0.36)	(0.28)	(0.13)
Portfolio turnover (%)	22[10]	13	23	12	12

1 Class R1 shares began operations on 11-03-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

9 Does not take into consideration expense reductions during the periods shown.

10 Portfolio turnover shown is calculated for the Fund for the full fiscal year.

See notes to financial statements

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Notes to financial statements

Note 1
Organization

John Hancock Large Cap Select Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated as Class R1 shares.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as

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determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next

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business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $746,626 and long-term capital gain $2,532,530. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $329,203 and long-term capital gain $3,606,643. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2007, the components of distributable earnings on a tax basis included $10,833 of undistributed ordinary income and $484,908 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent differences are primarily attributable to equalization.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,700,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $2,700,000,000. The effective rate for the period ended December 31, 2007 is 0.75% of the Fund’s average daily net asset value. The Adviser has a subadvisory

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agreement with Shay Assets Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset value, on an annual basis, and total expenses on Class A shares to 1.38% of Class A average daily net asset value, on an annual basis, at least until April 30, 2008. Accordingly, the expense reductions, related to limitation of Fund’s total expenses, amounted to $70,860 for the year ended December 31, 2007. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended December 31, 2007, JH Funds received net up-front sales charges of $20,613 with regard to sales of Class A shares. Of this amount, $2,770 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $15,215 was paid as sales commissions to unrelated broker-dealers; and $2,628 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by JH Funds amounted to $8,787 for Class B shares and $1,008 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account. Signature Services had agreed to limit transfer agency fees on Class A, Class B, Class C shares to 0.23% of the average daily net assets of such share classes at least until April 20, 2008. There

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were no transfer agent fee reductions during the year ended December 31, 2007.Signature Services reserves the right to terminate this limitation in the future.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $1,838 for transfer agent credits earned.

Expenses under the agreements described above for the year ended December 31, 2007 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$106,269	$139,422
Class B	6,540	33,635
Class C	4,409	22,932
Class I	1,509	—
Class R1	1,310	1,217
Total	$120,037	$197,206

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $8,422 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, and December 31, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	392,176	$7,184,208	147,812	$2,859,921
Distributions reinvested	126,353	2,441,138	158,317	2,957,363
Repurchased	(716,215)	(13,070,626)	(607,432)	(11,859,063)
Net decrease	(197,686)	($3,445,280)	(301,303)	($6,041,779)

Class B shares

Sold	26,539	$478,037	35,051	$662,157
Distributions reinvested	7,668	145,779	9,919	181,613
Repurchased	(112,919)	(2,029,004)	(57,988)	(1,100,727)
Net decrease	(78,712)	($1,405,188)	(13,018)	($256,957)

Class C shares

Sold	24,740	$442,803	40,101	$760,140
Distributions reinvested	5,439	103,400	5,733	104,963
Repurchased	(263,094)	(4,712,728)	(68,845)	(1,313,530)
Net increase (decrease)	(232,915)	($4,166,525)	(23,011)	($448,427)

Class I shares

Sold	184,326	$3,336,874	17,264	$334,763
Distributions reinvested	8,959	173,271	10,649	199,241
Repurchased	(202,241)	(3,646,036)	(44,853)	(869,009)
Net increase (decrease)	(8,956)	($135,891)	(16,940)	($335,005)

Class R1 shares

Sold	2,797	$51,335	3,470	$65,663
Distributions reinvested	394	7,557	701	13,023
Repurchased	(1,055)	(18,963)	(6,429)	(124,561)
Net increase (decrease)	2,136	$39,929	(2,258)	($45,875)

Net decrease	(516,133)	($9,112,955)	(356,530)	($7,128,043)

Note 5
Purchase and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2007, aggregated $7,822,889 and $18,536,435, respectively.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes was $43,864,848. Gross unrealized appreciation and depreciation of investments aggregated $18,588,878 and $1,936,956, respectively, resulting in net unrealized appreciation of $16,651,922.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and Shareholders of John Hancock Large Cap Select Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Large Cap Select Fund (Fund) at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2007.

The Fund has designated distributions to shareholders of $3,961,250 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2007, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and
Continuation of Investment Advisory
and Subadvisory Agreement: John
Hancock Large Cap Select Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Shay Assets Management, Inc. (the Subadviser) for the John Hancock Large Cap Select Fund (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the

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nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board noted that, for the 3- and 5-year periods under review, the Fund’s performance was appreciably lower than the performance of the Peer Group and Category medians, and benchmark index. The Board favorably viewed that the performance of the Fund during the 1-year period was higher than the Peer Group and Category medians, but noted that the Fund’s performance was lower than its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Category, but was not appreciably higher than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Category, but lower than median of the Peer Group. The Board favorably considered the impact of the fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser

Annual report | Large Cap Select Fund

31

had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	55

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	55

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2004	55

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2003	55

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

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Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2003	55

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	55

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	265

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable
Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance
Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John Hancock
Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005);
Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

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Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC
Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

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35

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment
Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock
Funds, LLC (2005–2007); Executive Vice President and Chief Financial Officer, John Hancock Investment
Management Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC
Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005 until June 2007); Vice President and General Manager, John Hancock Fixed
Annuities, U.S. Wealth Management (2004–2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
Shay Assets Management, Inc.	John Hancock Signature	Independent registered public
230 West Monroe Street	Services, Inc.	accounting firm
Chicago, IL 60606	P.O. Box 9510	PricewaterhouseCoopers LLP
	Portsmouth, NH 03802-9510	125 High Street
Principal distributor		Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

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37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.	4900A 12/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $111,700 for the fiscal year ended December 31, 2007 (broken out as follows: John Hancock Allocation Core Portfolio and John Hancock Allocation Growth and Value merged into another fund September 28, 2007, John Hancock Classic Value Fund - $18,700, John Hancock Classic Value Fund II - $18,800, John Hancock Core Equity Fund - $17,050, John Hancock International Classic Value Fund - $18,800, John Hancock Large Cap Select Fund - $19,050 and John Hancock U.S. Global Leaders Growth Fund - $19,300) and $131,700 for the fiscal year ended December 31, 2006 (broken out as follows: John Hancock Allocation Core Portfolio - $10,000, John Hancock Allocation Growth and Value Portfolio - $10,000, John Hancock Classic Value Fund - $18,700, John Hancock Classic Value Fund II - $18,800, John Hancock Core Equity Fund - $17,050, John Hancock International Classic Value Fund - $18,800, John Hancock Large Cap Select Fund - $19,050 and John Hancock U.S. Global Leaders Growth Fund - $19,300). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended December 31, 2007 and fiscal year ended December 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $15,000 for the fiscal year ended December 31, 2007 (broken out as follows: John Hancock Allocation Core Portfolio and John Hancock Allocation Growth and Value merged into another fund September 28, 2007, John Hancock Classic Value Fund - $2,600, John Hancock Classic Value Fund II - $2,500, John Hancock Core Equity Fund - $2,150, John Hancock International Classic Value Fund - $2,500, John Hancock Large Cap Select Fund - $2,250 and John Hancock U.S. Global Leaders Growth Fund - $3,000) and $17,100 for the fiscal year ended December 31, 2006 (broken out as follows: John Hancock Allocation Core Portfolio - $1,050, John Hancock Allocation Growth and Value Portfolio - $1,050, John Hancock Classic Value Fund - $2,600, John Hancock Classic Value Fund II - $2,500, John Hancock Core Equity Fund - $2,150, John Hancock International Classic Value Fund - $ 2,500, John Hancock Large Cap Select Fund - $2,250 and John Hancock U.S. Global Leaders Growth Fund - $3,000). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended December 31, 2007 and fiscal year ended December 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Other services provided by the Auditor that are expected to exceed $10,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2007, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,565,823 for the fiscal year ended December 31, 2007, and $872,192 for the fiscal year ended December 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: February 28, 2008